N-2	Jun. 04, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002046200
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-283670
Investment Company Act File Number	811-24032
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	4
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	AMG Pantheon Infrastructure Fund, LLC
Entity Address, Address Line One	680 Washington Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	299-3500
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class S	Class I	Class M
INVESTOR TRANSACTION EXPENSES:
Maximum Sales Load (as a percentage of purchase amount) (1)	None	None	3.50%
Maximum Early Repurchase Fee (as a percentage of repurchased amount)	None	None	None
(1)
While neither the Fund nor the Distributor imposes an initial sales charge on Class S or Class I Units, if you buy Class S or Class I Units through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Class S Units, Class I Units and Class M Units will be sold on a continuous basis at the Fund’s then current net asset value per Unit, plus for Class M Units only, a maximum front-end
sales commission of 3.50%. Please consult your financial intermediary for additional information.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES:
( As a Percentage of Average Net Assets Attributable to Common Shares )
Investment Management Fee (2)	1.30%	1.30%	1.30%
Distribution and/or Service Fees (3)	None	None	0.85%
Acquired Fund Fees and Expenses (4)(5)	0.55%	0.55%	0.55%
Other Expenses (4)	0.79%	1.04%	0.79%
Total Annual Expenses	2.64%	2.89%	3.49%
Less: Expense Reductions (6)	(0.50)%	(0.50)%	(0.50)%
Net Annual Expenses	2.14%	2.39%	2.99%

(2)
The Investment Management Fee shown is payable in part by the Fund and in part by each Subsidiary. The Fund will pay the Adviser an Investment Management Fee at the annual rate of 1.30% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets (excluding the assets attributable to each Subsidiary). Each Subsidiary will pay the Adviser a management fee at the annual rate of 1.30% payable monthly in arrears, accrued daily based upon such Subsidiary’s average daily Managed Assets. The Investment Management Fee shown in the table is computed as a percentage of the Fund’s net assets.

(3)
The Subadviser and certain funds managed by the Subadviser have received exemptive relief from the SEC that permits the Fund to offer multiple classes of units. Pursuant to such order, the Fund has also adopted a distribution and service plan for Class M Units. Under the Distribution and Service Plan, the Fund may charge a Distribution and/or Service Fee at an annualized rate of 0.85% of the average daily net assets of the Fund that are attributable to Class M Units, determined as of the end of each month. The Distribution and/or Service Fee is paid for distribution and investor services provided to Investors (such as responding to Investor inquiries and providing information regarding investments in Units of the Fund; processing purchase, exchange, and redemption requests by beneficial owners of Units; placing orders with the Fund or its service providers for Units; providing sub-accounting
with respect to Units beneficially owned by Investors; and processing distribution payments for Units of the Fund on behalf of Investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to selling agents that provide distribution and investor services to Investors.

(4)
Other Expenses and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, organization and offering expenses, filing fees, printing fees, administration fees, transfer agency fees, custody fees, accounting and sub-administration
fees, shareholder servicing fees, trustee fees and insurance costs. Organization and offering expenses include expenses incurred in the Fund’s initial formation and its continuous offering and are estimated to be approximately $800,000 or 0.19% of net assets.

(5)
The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Investment Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” Some of the Investment Funds in which the Fund intends to invest charge incentive fees based on the Investment Funds’ performance. The 0.55% shown as “Acquired Fund Fees and Expenses” reflects estimated operating expenses of the Investment Funds and transaction-related fees. Certain Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% and up to a 20% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind,
as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

(6)
The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund and each Subsidiary to waive the management fees payable by the Fund and the Subsidiaries and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Subsidiaries) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.75% per annum of the Fund’s average daily net assets (the “Expense Cap”). “Excluded Expenses” is defined to include (a) the management fee paid by the Fund and the Subsidiaries; (b) fees, expenses, allocations, carried interests, etc. of Investment Funds, special purpose vehicles and co-investments
in portfolio companies in which the Fund or a Subsidiary may invest; (c) acquired fund fees and expenses of the Fund and any Subsidiary; (d) transaction costs, including legal costs and brokerage commissions, of the Fund and any Subsidiary associated with the acquisition and disposition of primary investments, secondary investments, co-investments,
ETF investments, and other investments; (e) interest payments incurred by the Fund or a Subsidiary; (f) fees and expenses incurred in connection with any credit facilities obtained by the Fund or a Subsidiary; (g) the Distribution and/or Service Fees (as applicable) paid by the Fund; (h) the shareholder servicing fees (as applicable) paid by the Fund; (i) taxes of the Fund or a Subsidiary; (j) extraordinary expenses of the Fund or a Subsidiary (as determined in the sole discretion of the Adviser), which may include non-recurring
expenses such as, for example, litigation expenses and shareholder meeting expenses; (k) fees and expenses billed directly to a Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Subsidiary; and (l) fees and expenses billed directly to a Subsidiary for custody and fund administration services provided to the Subsidiary. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, the Fund’s administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Fund’s professional fees (outside of professional fees related to transactions), the Fund’s organizational costs and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fees payable by the Fund or a Subsidiary to the extent necessary to eliminate such excess. For a period not to exceed 36 months from the date the Fund or a Subsidiary, as applicable, accrues a liability with respect to such amounts paid, waived or reimbursed by the Adviser, the Adviser may recoup amounts paid, waived, or reimbursed, provided that the amount of any such additional payment by the Fund and such Subsidiary in any year, together with all other expenses of the Fund and such Subsidiary, in the aggregate, would not would not cause the Fund’s total annual operating expenses and such Subsidiary’s total annual operating expenses (exclusive of Excluded Expenses) in any such year to exceed either (i) the Expense Cap that was in effect at the time such amounts were paid, waived or reimbursed by the Adviser, or (ii) the Expense Cap that is in effect at the time of such additional payment by the Fund and such Subsidiary. The Expense Limitation and Reimbursement Agreement shall remain in effect for at least one year from the effective date of the Fund’s registration statement and will continue thereafter until such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the Fund. The Adviser has also contractually agreed to waive 0.50% of the Investment Management Fee for a period of one year following the Fund’s commencement of investment operations.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the percentage amounts listed under annual expenses remain the same in the years shown (except that the example reflects the Investment Management Fee waiver and Expense Limitation and Reimbursement Agreement for the 1 Year period and the first year of the 3 Year, 5 Year and 10 Year periods in the example).
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return, and solely with respect to Class M Units, a 3.50% sales charge:

	1 Year	3 Years	5 Years	10 Years
Class S Units	$22	$77	$136	$294
Class I Units	$24	$85	$148	$318
Class M Units	$64	$134	$206	$395
The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example above; if the actual return were greater, the amount of fees and expenses would increase.

Purpose of Fee Table , Note [Text Block]	The following tables describe the aggregate fees and expenses that the Fund expects to incur and that the Investors can expect to bear, either directly or indirectly, through the Fund’s investments. The expenses shown in the table are based on estimated amounts for the current fiscal year. The Fund’s actual expenses may vary from the estimated expenses shown in the table. For a more complete description of the various fees and expenses of the Fund, see “Management of the Fund” and “Application for Investment.”
Other Expenses, Note [Text Block]	Other Expenses and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, organization and offering expenses, filing fees, printing fees, administration fees, transfer agency fees, custody fees, accounting and sub-administration
	fees, shareholder servicing fees, trustee fees and insurance costs. Organization and offering expenses include expenses incurred in the Fund’s initial formation and its continuous offering and are estimated to be approximately $800,000 or 0.19% of net assets.
Management Fee not based on Net Assets, Note [Text Block]	The Investment Management Fee shown is payable in part by the Fund and in part by each Subsidiary. The Fund will pay the Adviser an Investment Management Fee at the annual rate of 1.30% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets (excluding the assets attributable to each Subsidiary). Each Subsidiary will pay the Adviser a management fee at the annual rate of 1.30% payable monthly in arrears, accrued daily based upon such Subsidiary’s average daily Managed Assets. The Investment Management Fee shown in the table is computed as a percentage of the Fund’s net assets.
Acquired Fund Fees Estimated, Note [Text Block]	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Investment Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” Some of the Investment Funds in which the Fund intends to invest charge incentive fees based on the Investment Funds’ performance. The 0.55% shown as “Acquired Fund Fees and Expenses” reflects estimated operating expenses of the Investment Funds and transaction-related fees. Certain Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% and up to a 20% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind,
	as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT PROGRAM
The Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Infrastructure Assets or in Investment Funds and other vehicles primarily invested directly or indirectly in Infrastructure Assets. This 80% policy may be changed by the Board, upon 60 days’ written notice to Investors. The Fund considers “Infrastructure Assets” to be investments in physical and organizational structures and facilities needed for the operation of a society or enterprise, and the companies or projects involved in the development, maintenance, and operation of such facilities. The Fund considers companies and projects involved in the development, maintenance, and operation of the physical and organizational structures and facilities needed for the operation of a society and/or large scale commerce to themselves be Infrastructure Assets because such companies are providing the essential services and structures needed to support such facilities. Infrastructure Assets are investments that typically feature attractive investment characteristics such as any of: essential services or high barriers to entry, relatively durable demand, regulated returns or long term contracted cash flow, and long useful lives, with an expected component of current yield as assets mature and often an insulation of the underlying assets against the effects of inflation. Examples of Infrastructure Assets include:

i.
Digital infrastructure, which are the foundational technologies and systems that support the use and operation of digital products and services, such as datacenters, cable networks, communication towers, fiber, spectrum, satellite systems, and wireless;

ii.
Power and utilities, such as transmission and distribution systems, storage facilities, power generation, metering, district heating and cooling, water conveyance and distribution, water/wastewater treatment, and waste treatment;

iii.
Transportation and logistics, logistics meaning the management and coordination of the movement, storage, and flow of goods, services, and information, such as toll roads, bridges, tunnels, airports and aviation, ports and shipping, railroads, mass transit, and cold storage

iv.
Renewables and energy efficiency, energy efficiency meaning the services and structures that assist with using less energy, such as renewable power (wind, solar, etc.), electric vehicle charging, energy efficiency, and battery storage; and

v.
Social and other infrastructure, which are the facilities and systems that support the quality of life and well-being of communities, such as waste management, healthcare services, hospital and care homes, and student accommodation.

Infrastructure Assets also include the following other real assets classes, which are tangible assets that are that are critical for the functioning of society: real estate; other transportation assets, such as commercial aviation investments; equipment, including leases on equipment (including railroad cars and office equipment); and other assets similar to or with infrastructure-like characteristics. All such investments may be made through equity, debt or holding the asset itself, either by the Fund or an Investment Fund.
While most Infrastructure Assets benefit in some way from defensive characteristics, in the form of essential services, barriers to entry, contracted cash flows or regulated returns, the risk and return profile of infrastructure investments does differ across sectors and strategies, and assets are often grouped into a few key categories, reflecting these differences.
The term “Investment Fund” as used herein refers to Private Infrastructure Investments (as defined below) made through an investment entity or structure (and not directly). Each underlying Investment Fund typically is, or will be, managed by the general partner or manager (or equivalent) of the Investment Fund (such general partner, manager, or equivalent in respect of any Investment Fund being hereinafter referred to as the “Investment Fund Manager” of such Investment Fund).
The Fund intends to invest in Infrastructure Assets mainly through the following types of private transactions that are exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”):

•
Secondary Investments: (a) acquisitions of existing interests in Investment Funds that invest primarily in Infrastructure Assets from third-party investors in privately negotiated transactions and (b) investments in, or acquisitions of, interests in newly established vehicles that are created to primarily acquire and hold one or more Infrastructure Assets of an existing private investment fund and are led by the third party manager of the private investment fund;

•
Co-Investments:
investments primarily in Infrastructure Assets that are made alongside a general partner or manager (or equivalent) by investing directly in companies or through an investment in a private investment fund;

•	Primary Investments: investments in new interests in Investment Funds that invest primarily in Infrastructure Assets, and

•	Direct Investments: direct investments in Infrastructure Assets that are not made alongside a general partner or manager (or equivalent).
The Fund’s foregoing investments in Secondary Investments,
Co-Investments,
Primary Investments, Direct Investments, and other private investments in Infrastructure Assets are referred to herein as “Private Infrastructure Investments.”

Under normal circumstances, when fully deployed, the Fund will seek to obtain exposure to Infrastructure Assets by targeting the following allocations: (i) 60% or more of its Infrastructure Asset exposure being obtained through (a) Secondary Investments and (ii) up to 40% of its Infrastructure Asset exposure being obtained through
Co-Investments,
Primary Investments, Direct Investments and other investments in Infrastructure Assets. The Fund does not intend to invest in governmental entities.
The Investment Funds are not registered as investment companies under the 1940 Act because they do not meet the definition of investment company under the 1940 Act or because they are relying on exclusions in Sections 3(c)(1), 3(c)(5), and/or 3(c)(7). “See “Investment Program - Infrastructure Investment Types” for additional information on the different types of Investment Funds. The Fund considers an Investment Fund to be primarily invested in Infrastructure Assets if it invests or seeks to invest at least 60% of its assets in Infrastructure Assets.
The Fund may invest in or have exposure to cash, cash equivalents and other short-term investments and exchange-traded funds (“ETFs”). The allocation among these types of investments may vary from time to time.
The Fund may make investments directly or indirectly through its two subsidiaries that are 100% owned (“Wholly-Owned”) by the Fund (each a “Subsidiary” and together, the “Subsidiaries”). Each Subsidiary has the same investment objective and strategies as the Fund and, like the Fund, is managed by the Adviser and subadvised by the Subadviser. Pursuant to Subchapter M of the Code, the Fund may invest up to 25% of its total assets measured quarterly in the Wholly-Owned subsidiary organized as a Delaware limited liability company that intends to elect to be treated as a corporation for U.S. federal income tax purposes (the “Corporate Subsidiary”). The Fund’s investment in the Corporate Subsidiary permits the Fund to pursue its investment objective and strategies in a potentially tax-efficient
manner. The Fund may also invest all or a portion of its assets in a second Wholly-Owned subsidiary organized as a Delaware limited liability company that intends to be treated as a disregarded entity for U.S. federal income tax purposes (the “Lead Fund”). The Lead Fund will be organized for the purpose of facilitating the Fund’s use of a revolving credit facility. Except as otherwise provided, references to the Fund’s investments include each Subsidiary’s investments for the convenience of the reader.
In pursuing the Fund’s investment objective, the Fund will seek to invest across a diverse selection of geographies (e.g., North America, the United Kingdom (the “UK”)/Europe, Asia, and emerging markets, with a primary focus on North America and UK/Europe), and infrastructure sectors (e.g., digital infrastructure, power and utilities, transportation and logistics, renewables and energy efficiency, and social and other infrastructure). At any given time, the Fund’s geographic allocation may be overweighted to one geography, with a corresponding underweighting of, or potentially even the exclusion of, other geographies. In addition, the Fund’s ability to access certain types of investment opportunities (including certain types of Private Infrastructure Investments) may be limited by legal, regulatory or tax considerations related to the Fund’s status as a registered investment company, resulting in periods during which the Fund may not have any exposure to such investments.
The Fund has been structured with the intent of seeking to alleviate or reduce a number of the burdens on investors typically associated with private fund investing, such as funding capital calls on short notice, reinvesting distribution proceeds, meeting large minimum commitment amounts, and receiving tax reporting on potentially late Schedule
K-1s.
To maintain liquidity and to fund Investment Fund capital calls, the Fund may invest in cash and short-term securities. While the Fund seeks opportunities to deploy capital in any way consistent with its investment objectives and strategies, it may hold a substantial portion of its assets in cash and short term investments as it seeks desirable investments for its Private Infrastructure Investments.
The Fund may invest in derivatives (such as options, swaps, exchange-listed and over-the-counter
put and call options, futures, and forward contracts) to hedge currency and interest rate risk.
In addition to the foregoing, the Fund may utilize a revolving credit facility to satisfy repurchase requests, to meet capital calls and to otherwise provide the Fund with temporary liquidity.
The Fund’s compliance with its investment limitations and requirements described in this Prospectus is usually determined at the time of investment. If such percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets will not constitute a violation of that limitation

The Subadviser and certain funds managed by the Subadviser have obtained an exemptive order from the SEC that permits the Fund to invest alongside affiliates, including certain public or private funds managed by the Adviser, the Subadviser and their affiliates, subject to certain terms and conditions.

Risk Factors [Table Text Block]
TYPES OF INVESTMENTS AND RELATED RISK FACTORS
General Risks
Investing in the Fund involves risks, including those associated with investments made by the Private Infrastructure Investments in which the Fund invests. References in this section to the “Fund” also include each Subsidiary, which shares the same risks as the Fund.
Investment Risk
. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a few issuers or issuers in a single sector, the risk of any investment decision is increased. A Private Infrastructure Investment’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Subadviser’s selection of Private Infrastructure Investments, the allocation of offering proceeds thereto and the performance of the Private Infrastructure Investments. In addition to the risks associated with infrastructure assets described below, the Private Infrastructure Investments’ investment activities involve the risks associated with private investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors which are beyond the control of the Fund or the Private Infrastructure Investments. Although the Subadviser will attempt to moderate these risks, no assurance can be given that (i) the Private Infrastructure Investments’ investment programs, investment strategies and investment decisions will be successful; (ii) the Private Infrastructure Investments will achieve their return expectations; (iii) the Private Infrastructure Investments will achieve any return of capital invested; (iv) the Fund’s investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund. Any event which affects adversely the value of an investment by the Fund or an Investment Fund would be magnified to the extent the Fund or such Investment Fund is leveraged.

All investments made by the Private Infrastructure Investments risk the loss of capital. The Private Infrastructure Investments’ results may vary substantially over time.
Investment Discretion; Dependence on the Subadviser
. The Subadviser has complete discretion to select the Private Infrastructure Investments as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Subadviser to identify and implement investments for the Fund (“Fund Investments”) consistent with the Fund’s investment objective and consistent with prospectus disclosure. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Subadviser in respect of the Fund Investments. The Subadviser has the authority and responsibility for portfolio construction, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Subadviser to develop and implement investment strategies that achieve the investment objective of the Fund. Investors will have no right or power to participate in the management or control of the Fund or the Fund Investments, or the terms of any such investments. There can be no assurance that the Subadviser will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to a multi-strategy investment program and not an indirect way for Investors to gain access to any particular Private Infrastructure Investment.
Concentration of Investments
. The Fund will concentrate in the infrastructure industry and may invest a significant portion of its assets in Private Infrastructure Investments that invest all or a portion of their assets in Infrastructure Assets. Concentration in these sectors may subject the Fund to greater risk and volatility than if investments had been made in issuers in a broader range of sectors.
Investments in Infrastructure Assets
.
 General.
Investments in infrastructure assets are subject to the risks of adverse local, national and international economic, regulatory, political, legal, demographic, environmental, and other developments affecting their industry. Infrastructure companies may be adversely affected by, among other things, high interest costs related to capital construction programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; the financial condition of users and suppliers of infrastructure assets; inexperience with and potential losses resulting from the deregulation of a particular industry or sector; costs associated with compliance and changes in environmental and other regulations; regulation or intervention by various government authorities, including government regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws; regulatory policies and accounting standards; technological developments and disruptions; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; disruptive weather and environmental effects; service interruption and/or legal challenges due to environmental, operational or other accidents; force majeure acts, terrorist events, under-insured or uninsurable losses; the effect of economic slowdown; surplus capacity; increased competition; uninsured casualties; insurance costs; uncertainties concerning the availability of fuel at reasonable prices; and the effects of energy conservation policies and general changes in market sentiment towards infrastructure assets, among other factors. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in developing and emerging markets, resulting in delays and cost overruns. Additional risks include, but are not limited to, the following:
Regulatory Risks
. Government authorities at all levels are actively involved in the promulgation and enforcement of regulations relating to matters affecting the ownership, use and operation of infrastructure assets. The institution and enforcement of such regulations could have the effect of increasing the expenses, and lowering the income or rate of return, as well as adversely affecting the value, of the Fund.
Many of the infrastructure investments may be subject to varying degrees of statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Such investments may require numerous regulatory approvals, licenses and permits to commence and continue their operations. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for an infrastructure company or loss of such rights to operate the affected business, or both, which in each case could have a material adverse effect on the investments. Where an infrastructure company’s ability to operate a business is subject to a concession or lease from the government, the concession or lease may restrict its ability to operate the business in a way that maximizes cash flows and profitability. The impact of these requirements on an infrastructure company, and therefore on the Fund, may be complicated by the fact that such infrastructure company may operate in multiple jurisdictions.

Adoption of new laws or regulations, or changes in interpretations of existing ones, or any of the other regulatory risks mentioned above could have a material adverse effect on an investment and on the Fund’s ability to meet its investment objectives.
Operating and Technical Risks
. Infrastructure investments may be subject to operating and technical risks, including risk of mechanical breakdown, failure to perform according to design specifications, labor and other work interruptions, and other unanticipated events that adversely affect operations. There can be no assurance that any or all such risk can be mitigated. An operating failure may lead to loss of a license, concession or contract on which an investment may depend.
The long-term profitability of an infrastructure project, once constructed, is partly dependent upon efficient operation and maintenance of the assets. Inefficient operations and maintenance and, in certain infrastructure sectors, latent defects in infrastructure assets may adversely affect the financial returns of the Fund.
Government Contract Risk.
To the extent that the Fund gains exposure to infrastructure assets that are governed by concession agreements with governmental authorities (i.e., agreements between a government, whether at the national, state, local, district or other level, and a private company in which the company is granted rights to operate, maintain, or develop specific assets for an agreed-upon period in exchange for fees), there is a risk that these authorities may not be able to or may choose not to honor their obligations under such agreement, especially over the long term.
Government leases or concessions may also contain clauses more favorable to the government counterparty than would a typical commercial contract. For instance, a lease or concession may enable the government to terminate the lease or concession in certain circumstances without requiring it to pay adequate compensation. In addition, government counterparties also may have the discretion to change or increase regulation of an issuer’s or Private Infrastructure Investment’s operations, or implement laws or regulations affecting such issuer’s or Private Infrastructure Investment’s operations, separate from any contractual rights they may have. Governments have considerable discretion in implementing regulations that could impact infrastructure assets, and because infrastructure companies provide, in many cases, basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect the infrastructure investments.
Capital Expenditures
. There is a risk that unforeseen factors may require capital expenditures in excess of forecasts and a risk that new or additional regulatory requirements, safety requirements or issues related to asset quality and integrity may result in the need for additional capital expenditure for refurbishment, reinforcement or replacement of infrastructure assets.
Demand and User Risk
. The revenue generated by infrastructure and infrastructure-related assets may be impacted by the demand of users or the number of users for the products or services provided by such assets (for example, traffic volume on a toll road). Demand for infrastructure assets may also be subject to seasonal variations. Any reduction in demand and/or the number of users may negatively impact the financial condition of an infrastructure company.
Commodity Price Risk
: The operation and cash flows of infrastructure assets may depend, in some cases to a significant extent, upon prevailing market prices for energy commodities. Historically, the markets for oil, gas, coal and power have been volatile. This volatility is likely to continue in the future and be beyond the control of an infrastructure company or the Fund.
Lack of Liquidity of Infrastructure Assets.
Although infrastructure assets may generate some current income, they are expected to be generally illiquid. In addition, public sentiment and political pressures may affect the ability of the Fund to sell one or more of its infrastructure investments.

41
Litigation Risk
. Infrastructure assets are often governed by a complex series of legal documents and contracts. As a result, the risks of a dispute over interpretation or enforceability of the documentation and consequent costs and delays may be higher for infrastructure companies than for companies in other industries. In addition, an infrastructure company may be subject to claims by third parties (either public or private), including environmental claims, legal action arising out of acquisitions or dispositions, workers’ compensation claims and third-party losses related to disruption of the provision of infrastructure services. Further, it is not uncommon for infrastructure assets to be exposed to legal action from special interest groups seeking to impede particular infrastructure projects to which they are opposed. If any of the infrastructure assets underlying the Fund’s investments become involved in material or protracted litigation, the litigation expenses and the liability threatened or imposed could have a material adverse effect on the infrastructure company or the infrastructure asset.
Project Finance
. Some infrastructure investments may be structured on a project finance basis. A project finance structure entails the assumption of “project risk” by equity investors, usually without recourse to a project sponsor. Such risk can include many, if not all, of the risks discussed in this “Types of Investments and Related Risk Factors” section. Some investments may relate to projects and facilities at an early stage of development. These projects involve additional uncertainties, including the possibility that the projects may not be completed, operating licenses may not be obtained, and permanent financing may be unavailable.
Follow-On
Investments
. An infrastructure investor may be called upon to provide additional funding for an infrastructure investment or have the opportunity to increase such an investment. There can be no assurance that a Private Infrastructure Investment in which the Fund invests will wish to make follow-on
investments or that it will have sufficient funds to do so. Other investors in infrastructure investments in which the Fund has a direct or indirect interest may decline to fund their pro rata share of any such follow-on
investments. Any decision by a Private Infrastructure Investment not to make a follow-on
investment or its inability to make a
follow-on
investment may have a substantial negative impact on such an infrastructure investment in need of further investment or may diminish the Private Infrastructure Investment’s ability to influence the investment’s future development.
Risks of Investments in Certain Infrastructure Assets
. Private Infrastructure Investments may invest in assets such as aircraft, rail cars, ships, power plants, distribution networks, toll roads, other infrastructure assets, and various types of machinery and equipment. These investments are subject to risks, including destruction, loss, terrorist attacks, industry-specific regulation (e.g., pollution control regulation), operating failures, and labor relations, that typically may not be present with respect to other investments. In addition, the regulation of such assets is extensive and variable, and a Private Infrastructure Investment’s commitment to certain of such assets could be wholly illiquid for long periods of time.
Investments in such assets may be made by means of debt or equity instruments, and/or through the use of trusts and special purpose corporations in which various types of assets may be securitized in pass-through structures. These types of asset-backed securities present certain risks that are not presented by other types of investments. For example, these types of securities may not have the benefit of the same security interest in the related collateral as other types of investments. There is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the originator of the assets or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
Utilities and Energy Sectors
. The Fund’s investments in Private Infrastructure Investments may include investments with a focus on the utilities and energy sectors, thereby exposing the Fund to risks associated with these sectors. Additionally, an Investment Fund may invest in Portfolio Companies in the utilities and energy sectors, exposing the Investment Fund, and thereby the Fund, to risks associated with these sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.

Transportation Sector
. The Fund’s investment in Private Infrastructure Investments may include investments with a focus on the transportation sector, thereby exposing the Fund to risks associated with this sector. Additionally, an Investment Fund may invest in Portfolio Companies in the transportation sector, exposing the Investment Fund, and thereby the Fund, to risks associated with this sector. Transportation infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, the effects of economic slowdowns, adverse changes in fuel prices, labor relations, insurance costs, government regulations, political changes, and other factors.
Real Estate Investments
. The Fund’s investment in Private Infrastructure Investments may include investments with a focus on the real estate sector, thereby exposing the Fund to risks associated with this sector. In addition, infrastructure investments may be subject to the risks inherent in the ownership and operation of assets or business which derive a substantial amount of their value from real estate and real estate-related interests. The residential housing sector in the United States came under considerable pressure for a prolonged period beginning in 2007 and home prices nationwide were down significantly on average. In addition, the commercial real estate sector in the United States was under pressure with prices down significantly on average. Residential and commercial mortgage delinquencies and foreclosures increased over this time period, which led to widespread selling in the mortgage-related market and put downward pressure on the prices of many securities. Accordingly, the instability in the credit markets adversely affected, and could adversely affect in the future, the price at which real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also adversely affected, and could adversely affect in the future, the broader economy, which in turn adversely affected, and could adversely affect in the future, the real estate markets.
Real estate funds are subject to risks associated with the ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the events described above). Some real estate funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.
Limitations on Transfer; Units Not Listed; No Market for Units
. The transferability of Units is subject to certain restrictions contained in the limited liability company agreement of the Fund. Units are not traded on any securities exchange or other market. No secondary market currently exists for Units.
Closed-End
Fund; Liquidity Risks
. The Fund is a
non-diversified,
closed-end
management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the Investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund will generally make quarterly repurchase offers, there is no guarantee that Investors will be able to sell all of the Units that they desire to sell in any particular repurchase offer.
Repurchase Risks
. The Fund is a
closed-end
investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers (subject to certain specific exceptions in Rule
23c-3
under the 1940 Act) of not less than 5% and not more than 25% of the Fund’s outstanding Units on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Units each quarter, and there is no guarantee that Investors will be able to sell all of the Units that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Units tendered by each Investor. The potential for proration may cause some investors to tender more Units for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Units would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect investors who do not tender their Units by increasing the Fund’s expenses and reducing any net investment income. Further, the Fund’s use of cash to fund repurchases may impede its ability to distribute a sufficient amount to investors to qualify as a RIC or to avoid income or excise taxes.
An Investor may be subject to market and other risks, and the net asset value of Units tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the net asset value for tendered Units is determined. In addition, the repurchase of Units by the Fund may be a taxable event to investors, potentially including even investors who do not tender any Units in such repurchase.
Units in the Fund provide limited liquidity since Investors will not be able to redeem Units on a daily basis. An Investor may not be able to tender its Units in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Units are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Units in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment.
The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.
Notices of each repurchase offer are intended to be sent to Investors no more than 42 days and no less than 21 days before the “Repurchase Request Deadline” (i.e., the date by which Investors can tender their Units in response to a repurchase offer). The Fund determines the net asset value applicable to repurchases no later than fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Investors between one and three business days after the Repurchase Pricing Date and will distribute payment no later than seven (7) calendar days after such date. If an Investor tenders all of its Units (or a portion of its Units) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Investor after the Repurchase Request Deadline. Because the net asset value applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, an Investor will not know its repurchase price until after it has irrevocably tendered its Units. See “Repurchases of Units and Transfers—Offers to Repurchase” and “Repurchases of Units and Transfers—Repurchase Procedure.” Investors may be subject to market risk in relation to the tender of their Units for repurchase because like other market investments, the value of the Fund’s Units may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date. Likewise, because the Fund’s investments may include securities denominated in foreign currencies, changes in currency values between the date a repurchase offer terminates and the repurchase date may also adversely affect the value of the Fund’s Units.
Investment Fund Investments
. Investments by Investment Funds are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Investment Funds, often organized as limited partnerships, are the most common vehicles for making private investments. Investment in Investment Funds involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Investment Funds are generally dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private funds to obtain the required financing. Investment Funds are not registered as investment companies under the 1940 Act, and, therefore, are not subject to the same restrictions and reporting requirements as the Fund. The Fund may not have transparency regarding an Investment Fund’s practices and holdings and the value of interests held by Investment Funds, which can impact the valuation of the Fund’s holdings.

In addition, the Fund may agree to indemnify the Private Infrastructure Investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Private Infrastructure Investments. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.
From time to time, the Fund or a Private Infrastructure Investment or their respective affiliates may come into possession of material, non-public
information concerning an entity or issuer related to the
Co-Investment
or Direct Investment or in which the Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Fund’s or the Private Infrastructure Investment’s ability to buy or sell securities of the issuer.
General Risks of Secondary Investments
. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Subadviser considers (for commercial, tax, legal or other reasons) less attractive. In some instances, returns on secondaries will be higher than returns on primaries as a result of such secondaries typically being purchased at a discount, and then revalued based on such investment’s net asset value. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to primary investments.
Contingent Liabilities Associated with Secondary Investments
. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim. The Subadviser does not anticipate that the Fund will accrue contingent liabilities with respect to Secondary Investments often, but each Secondary Investment bears the risk of being subject to contingent liabilities.
Risks Relating to Secondary Investments Involving Syndicates
. The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.
Access to Secondary Investments
. The Fund is registered as an investment company under the 1940 Act and is subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make Secondary Investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s intention to qualify and be eligible for treatment as a RIC under the Code can limit its ability to acquire or continue to hold positions in Secondary Investments that would otherwise be consistent with its investment strategy. The Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act and/or a fund that does not intend to be treated as a RIC) in determining whether an investment is permissible under the 1940 Act and/or the requirements for qualification as a RIC and in structuring investments to comply with the 1940 Act and/or the requirements for qualification as a RIC, which reduces returns to investors in the Fund.

Co-Investments
. The Fund may invest indirectly in Portfolio Companies with other co-investors
(including affiliates of the Adviser or Subadviser) by means of co-investment
vehicles formed to facilitate such investments. It is anticipated that
Co-Investments
will be formed and managed by third-party fund managers and that neither the Adviser or Subadviser nor the Fund will be able to exercise day to day control over the
Co-Investments.
The realization of Portfolio Company investments made as
co-investments
may take longer than would the realization of investments under the sole control of the Adviser, the Subadviser or the Fund because the co-investors
may require an exit procedure requiring notification of the other co-investors
and possibly giving the other
co-investors
a right of first refusal or a right to initiate a
buy-sell
procedure (i.e
.,
one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating
party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co-Investments
may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor.
Third-party
co-investors
may also have economic or business interests or goals which are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the
Co-Investments,
including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.
With respect to
Co-Investments,
the Fund will be highly dependent upon the capabilities of the Investment Fund Managers alongside whom the investment is made. The Fund may indirectly make binding commitments to
Co-Investments
without an ability to participate in their management and control and with no or limited ability to transfer its interests in such
Co-Investments.
In some cases, the Fund will be obligated to fund its entire investment for a
Co-Investment
up front, and in other cases the Fund will make commitments to fund from time to time as called by the managers of the
Co-Investments.
Neither the Adviser or Subadviser nor the Fund will have control over the timing of capital calls or distributions received from
Co-Investments,
or over investment decisions made by such
Co-Investments.
Through
Co-Investments,
the Fund also generally will not have control over any of the underlying Portfolio Companies and will not be able to direct the policies or management decisions of such Portfolio Companies. Thus, the returns to the Fund from any such investments will be dependent upon the performance of the particular Portfolio Company and its management and the Fund will not be able to direct the policies or management decisions of such Portfolio Companies.
Wholly-Owned Subsidiaries Risk
. By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Fund’s investments. Neither Subsidiary is registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act (e.g., it will enter into an investment management agreement with the Adviser that contains the provisions required by Section 15(a) of the 1940 Act (including the requirement of annual renewal), will have an eligible custodian or otherwise meet the criteria of Section 17(f) of the 1940 Act, and, together with the Fund on a consolidated basis, will comply with the provisions of Section 8 of the 1940 Act relating to fundamental investment policies, Section 17 relating to affiliated transactions and custody, Section 18 relating to capital structure and leverage, and Section 31 regarding books and records) and be subject to the same policies and restrictions as the Fund as they relate to the investment portfolio. The Fund owns 100% of, and controls, each Subsidiary, which, like the Fund, is managed by the Adviser and subadvised by the Subadviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Fund and its investors. In managing a Subsidiary’s investment portfolio, the Subadviser will manage the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. There can be no assurance that a Subsidiary’s investment objective will be achieved. Changes in the laws of the United States and/or the State of Delaware, under which the Fund and the Subsidiaries are organized, could result in the inability of the Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its investors.

Borrowing
. The Fund may borrow money in connection with its investment activities—i.e., the Fund may utilize leverage. The Fund may borrow money through a credit facility or other arrangements to satisfy repurchase requests from Fund Investors, to pay operating expenses, to fund capital commitments to Private Infrastructure Investments, and to otherwise provide temporary liquidity. The Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments, such as providing the Fund with temporary liquidity to fund investments in Private Infrastructure Investments in advance of the Fund’s receipt of distributions from another Private Infrastructure Investment. The Fund intends to enter into a credit facility for such purposes.
The 1940 Act generally requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that, as a general matter, the value of the Fund’s total indebtedness may not exceed one-third
of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. Subject to certain exceptions, the 1940 Act also generally restricts the Fund from declaring cash distributions on, or repurchasing, shares unless senior securities representing indebtedness have an asset coverage of not less than 300% after giving effect to such distribution or repurchase.
The Fund may be required to maintain minimum average balances in connection with borrowings or to pay commitment fees and other costs of borrowings under the terms of a line of credit or credit facility. Moreover, interest on borrowings will be an expense of the Fund. With the use of borrowings, there is a risk that the interest rates paid by the Fund on the amount it borrows will be higher than the return on the Fund’s investments. Such additional costs and expenses may affect the operating results of the Fund. If the Fund cannot generate sufficient cash flow from investments, they may need to refinance all or a portion of indebtedness on or before maturity. Additionally, uncertainty in the debt and equity markets may negatively impact the Fund’s ability to access financing on favorable terms or at all and a lender may terminate or not renew any credit facility. The inability to obtain additional financing could have a material adverse effect on the Fund’s operations and on its ability to meet its debt obligations. If it is unable to refinance any of its indebtedness on commercially reasonable terms or at all, the Fund’s returns may be harmed. Moreover, the Fund may be forced to sell investments in Private Infrastructure Investments at inopportune times, which may further depress returns.
Substantial Fees and Expenses
. An Investor in the Fund meeting the eligibility conditions imposed by the Private Infrastructure Investments, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Private Infrastructure Investments. In addition, by investing in the Private Infrastructure Investments through the Fund, an Investor in the Fund will bear a portion of the management fee and other expenses of the Fund. An Investor in the Fund will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Private Infrastructure Investments. In addition, to the extent that the Fund invests in an Investment Fund that is a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Private Infrastructure Investments and the Fund generally. As a result, a Private Infrastructure Investment with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative. The operating expenses of a Private Infrastructure Investment may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; and extraordinary or non-recurring
expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.
Investments in
Non-Voting
Stock; Inability to Vote
. The Fund may hold its interests in the Private Infrastructure Investments in non-voting
form in order to avoid becoming (i) an “affiliated person” of any Private Infrastructure Investment within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities are available for purchase, the Fund may seek to create by contract the same result as owning a non-voting
security by agreeing to relinquish the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in a Private Infrastructure Investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Investment Fund securities or its interest in a Direct Investment, the Fund will not be able to vote on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Private Infrastructure Investment could be diminished, which may consequently adversely affect the Fund and its Investors. Any such waiver arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of a Private Infrastructure Investment that the Subadviser believes is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Private Infrastructure Investment within the meaning of the 1940 Act.
Non-Diversified
Status
. The Fund is a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations.
Dilution from Subsequent Offering of Units and Fund Interests
. Units will generally be offered for purchase on each Business Day, except that Units may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of Units at any time. Additional purchases will dilute the indirect interests of existing Investors in the Private Infrastructure Investments prior to such purchases, which could have an adverse impact on the existing Investors’ interests in the Fund if subsequent Private Infrastructure Investments underperform the prior investments in the Private Infrastructure Investments.
Valuations Subject to Adjustment
. The valuations reported by the Private Infrastructure Investments based upon which the Fund determines its net asset value on each Business Day may be subject to later adjustment or revision. For example, net asset value calculations may be revised as a result of fiscal year-end
audits or other conditions that impact the Private Infrastructure Investments’ investments but that are unknown to the Adviser at the time of the Fund’s valuation estimate. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Units repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in “Repurchases of Units and Transfers.” As a result, to the extent that such subsequently adjusted valuations from the Private Infrastructure Investments or the Fund adversely affect the Fund’s net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Investors who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Investors who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units. New Investors may be affected in a similar way.
Reporting Requirements
. Investors who beneficially own Units that constitute more than 5% or 10% of a Class of the Fund’s Units may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.
Nature of Portfolio Companies
. The Fund may participate in
Co-Investments
and Direct Investments in, and the Investment Funds will make direct and indirect investments in, various companies, ventures, and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.
Debt Securities
. An Investment Fund may invest in bonds or other debt securities. The value of a debt security may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of fixed income securities to decrease, may adversely impact the liquidity of fixed income securities, and increase the volatility of fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by an Investment Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Credit Risk
. An issuer of bonds or other debt securities may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. Actual or perceived changes in a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
Interest Rate Risk
. Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. Interest rate risk is generally higher for investments with longer maturities or durations. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a particular bond, debt security or portfolio, and is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of one year would be expected to fall approximately 1% and a fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by one percentage point, the share price of a fund with an average duration of one year would be expected to rise approximately 1% and the share price of a fund with an average duration of five years would be expected to rise by about 5%. Negative or very low interest rates could magnify the risks associated with changes in interest rates. During periods of increasing interest rates, an Investment Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
Inflation Risk
. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets or distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of investors’ investments in the Funds. Investors’ expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.
Defaulted Debt Securities and Other Securities of Distressed Companies
. The Investment Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds), and Private Infrastructure Investments may invest in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities.

Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.
Mezzanine Investments
. An Investment Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Small- and Medium-Capitalization Companies
. Private Infrastructure Investments may invest their assets in Portfolio Companies with small- to medium-sized
market capitalizations. While such investments may provide significant potential for appreciation, they may also involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, “blue-chip” companies.
Geographic Concentration Risks
. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration. Other Private Infrastructure Investments may also be disproportionally exposed to specific geographic regions.
Foreign Investments
. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, diplomatic relations, embargoes, economic sanctions against a particular country or countries, organizations, entities and/or individuals, limitation on the removal of funds or assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund and Private Infrastructure Investments may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund and/or a Private Infrastructure Investment in respect of its foreign securities will reduce the Fund’s yield.
Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Private Infrastructure Investments that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit an Investment Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Private Infrastructure Investments will satisfy applicable foreign reporting requirements at all times.

In addition, the tax laws of some foreign jurisdictions in which a Private Infrastructure Investment may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Private Infrastructure Investment may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Private Infrastructure Investment’s net asset value at the time accrued, even though, in some cases, the Private Infrastructure Investment ultimately will not pay the related tax liabilities. Conversely, a Private Infrastructure Investment’s net asset value will be increased by any tax accruals that are ultimately reversed.
Emerging Markets
. Private Infrastructure Investments may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
Currency Risk
. Private Infrastructure Investments may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value. Forward currency contracts and options may be utilized on behalf of the Fund by Private Infrastructure Investments to hedge against currency fluctuations, but Private Infrastructure Investments are not required to hedge and there can be no assurance that such hedging transactions, even if undertaken, will be effective. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.
Risks Relating to Accounting, Auditing and Financial Reporting, etc
. The Fund and the Private Infrastructure Investments may invest in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Private Infrastructure Investments may be incomplete, inaccurate and/or significantly delayed. The Fund and the Private Infrastructure Investments may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.
Valuation of the Fund’s Interests
. A large percentage of the securities in which the Fund invests will not have a readily determinable market price and will be fair valued by the Fund. The valuation of the Fund’s interests in Private Infrastructure Investments is ordinarily determined each Business Day based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser, which may be based in whole or in part on information from third-party valuation services, under the general supervision of the Board. Pursuant to Rule
2a-5
under the 1940 Act, the Board has designated the Adviser as the Fund’s “Valuation Designee” to perform the Fund’s fair value determinations, which are subject to Board oversight, as applicable, and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Adviser’s fair value determinations.
Like the Fund’s investments, a large percentage of the securities in which the Investment Funds and the Portfolio Companies of
Co-Investments
and Direct Investments will not have a readily determinable market price and will be valued periodically by the private investment fund, the
Co-Investment
or the Direct Investment. In this regard, an Investment Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund Manager’s compensation or its ability to raise additional funds in the future. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Infrastructure Investment, the accuracy of the valuations provided by the Private Infrastructure Investments, that the Private Infrastructure Investments will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Infrastructure Investments’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could subsequently prove to have been wrong, potentially by significant amounts.

The Fund’s securities valuation and pricing services policies and procedures (the “Valuation Procedures”) provide that valuations for Private Infrastructure Investments will be determined based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser pursuant to a valuation methodology that incorporates general private equity pricing principles and information from third-party valuation services, under the general supervision of the Board. The Adviser seeks to maintain accurate Private Infrastructure Investment valuations by undertaking a detailed assessment of a Private Infrastructure Investment’s valuation procedures prior to investing in the Private Infrastructure Investment. Based on the methodology, the Adviser may adjust an Investment Fund’s periodic valuation, as appropriate, including through the use of a third-party valuation service, which uses fair value techniques considered by such service most applicable to the Private Infrastructure Investment. The Fund runs the risk that the Adviser’s valuation techniques will fail to produce the desired results. Any imperfections, errors, or limitations in any model that is used could affect the ability of the Fund to accurately value Private Infrastructure Investment assets. By necessity, models make assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include all knowable information or the most recent information about a company, security, or market factor. In addition, the Adviser may face conflicts of interest in valuing the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Moreover, Investment Fund Managers typically provide estimated valuations on a quarterly basis whereas the Adviser will consider valuations on an ongoing basis and will determine valuations on a daily basis. While any model that may be used would be designed to assist in confirming or adjusting valuation recommendations, the Adviser generally will not have sufficient information in order to be able to confirm with certainty the accuracy of valuations provided by a Private Infrastructure Investment until the Fund receives the Private Infrastructure Investment’s audited annual financial statements (and even then, the Adviser will only be able to confirm the value as of the financial statement date).
A Private Infrastructure Investment’s information could be inaccurate due to fraudulent activity, misevaluation, or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in such a Private Infrastructure Investment, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Private Infrastructure Investment’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its sole discretion, determine to discount the value of the interests or value them at zero.
Investors should be aware that situations involving uncertainties as to the valuations by Private Infrastructure Investments could have a material adverse effect on the Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.
Termination of the Fund’s Interest in a Private Infrastructure Investment
. A Private Infrastructure Investment may, among other things, terminate the Fund’s interest in that Private Infrastructure Investment (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Private Infrastructure Investment or if the continued participation of the Fund in the Private Infrastructure Investment would have a material adverse effect on the Private Infrastructure Investment or its assets.
Commitment Strategy
. The Fund anticipates that it will maintain a sizeable cash and/or liquid assets position in anticipation of funding capital calls. The Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Private Infrastructure Investments.
Holding a sizeable cash and/or liquid assets position may result in lower returns than if the Fund employed a more aggressive “over-commitment” strategy. However, an inadequate cash position presents other risks to the Fund, including the potential inability to fund capital contributions, to pay for repurchases of Units tendered by Investors or to meet expenses generally. Moreover, if the Fund defaults on its commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Private Infrastructure Investment. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow through a credit facility or other arrangements, (iii) cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Private Infrastructure Investments (including the complete forfeiture of the Fund’s investment in a Private Infrastructure Investment), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Registered Investment Companies
. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act or made pursuant to an exemption under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. Pursuant to rules adopted by the SEC, the Fund may invest in excess of the above limitations if the Fund and the investment company in which the Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. The above limitations do not apply to the acquisition of units of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.
The Fund, as a holder of the securities of other investment companies, will bear its pro rata
portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments
. The Fund and the Private Infrastructure Investments may invest, including for defensive purposes, some or all of their respective assets in high quality fixed-income securities, money market instruments, money market mutual funds, and other short-term securities, or hold cash or cash equivalents in such amounts as the Subadviser or Investment Fund Managers deem appropriate under the circumstances. In addition, the Fund or a Private Infrastructure Investment may invest in these instruments pending allocation of its respective offering proceeds, and the Fund will retain cash or cash equivalents in sufficient amounts to satisfy capital calls from Private Infrastructure Investments. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.
Exchange-Traded Funds
. The Fund may invest in ETFs. ETFs are hybrid investment companies that are registered as open-end
investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end
funds. ETFs in which the Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular equity index.
The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

The provisions of the 1940 Act may impose certain limitations on the Fund’s investments in other investment companies, including ETFs. In particular, the 1940 Act, subject to certain exceptions, generally limits a fund’s investments in ETFs to no more than (i) 3% of the total outstanding voting stock of any one ETF, (ii) 5% of the fund’s total assets with respect to any one ETF, and (iii) 10% of the fund’s total assets with respect to ETFs or other investment companies in the aggregate (the “Limitation”). Pursuant to rules adopted by the SEC, the Fund may invest in excess of the Limitation if the Fund and the investment company in which the Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Certain of these conditions do not apply if the Fund is investing in shares issued by affiliated funds. In addition, the Fund may invest in shares issued by money market funds, including certain unregistered money market funds, in excess of the Limitation.
The Fund’s purchase of shares of ETFs may result in the payment by an Investor of duplicative management fees. The Subadviser will consider such fees in determining whether to invest in other mutual funds. The return on the Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.
Hedging
. Subject to the limitations and restrictions of the 1940 Act, the Fund may use derivative transactions, primarily equity options and swaps (and, to a lesser extent, futures and forwards contracts) for hedging purposes. Derivative transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non-correlation
with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Fund could present significant risks, including the risk of losses in excess of the amounts invested. See “Legal and Regulatory Risks.”
Options
. There are various risks associated with transactions in options. The value of options will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If no liquid market exists, the Fund might not be able to effect an offsetting transaction in a particular option. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the index decline. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited. Stock or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the Fund’s counterparty to such bilateral options may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an option may be less than in the case of an exchange-traded option.
Swap Agreements.
Swap agreements are
two-party
contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular
non-U.S.
currency, or in a security or “basket” of securities representing a particular index. Because swap agreements are two-party
contracts that may be subject to contractual restrictions on transferability and termination, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. The Fund’s use of swaps could create significant investment leverage.
Futures and Forwards.
Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavorable positions and thus be subjected to substantial losses. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the futures contracts and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss.
Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is relatively unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. Disruptions can occur in any market traded by the Fund due to unusual trading volume, political intervention, or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Fund would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund. In addition, the Fund will be exposed to credit risks with regard to counterparties with whom the Fund trades as well as risks relating to settlement or other default by its counterparties. Such risks could result in substantial losses to the Fund.
Derivatives Counterparty Risk
. The Fund will be subject to credit risk with respect to the counterparties to derivative contracts. There can be no assurance that a counterparty will be able or willing to meet its obligations. Events that affect the ability of the Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Fund. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund, if any, the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market
value of the instrument. If a counterparty becomes insolvent, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract.
Transactions in certain types of derivatives including futures and options on futures as well as some types of swaps are required to be (or are capable of being) centrally cleared. In a transaction involving such derivatives, the Fund’s counterparty is a clearing house so the Fund is subject to the credit risk of the clearing house and the member of the clearing house (the “clearing member”) through which it holds its position. Credit risk of market participants with respect to such derivatives is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the insolvency of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. In addition, financial difficulty, fraud or misrepresentation at any of these institutions could lead to significant losses as well as impair the operational capabilities or capital position of the Fund. For example, if a clearing member does not comply with applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Legal and Regulatory Risks
. Legal and regulatory changes that could occur during the term of the Fund may substantially affect private funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and
non-U.S.
securities, derivatives and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Such market regulations may increase the costs of the Fund’s investments, may limit the availability or liquidity of certain investments, or may otherwise adversely affect the value or performance of the Fund’s investments. Any such developments could impair the effectiveness of the Fund’s investments and cause the Fund to lose value. Counterparty risk with respect to derivatives and certain other transactions has also been impacted by rules and regulations affecting such markets. For example, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States and various other jurisdictions.
Greater regulatory scrutiny may increase the Fund’s and the Adviser’s and the Subadviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser and the Subadviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect fund managers, the funds that they manage, the instruments in which funds invest (such as derivatives), and the financial industry as a whole. The European Union (the “EU”), the UK and various other jurisdictions have implemented or are in the process of implementing similar requirements that will affect the Fund when it enters into derivatives transactions with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. These and other legislative and regulatory measures may reduce the availability of some types of derivative instruments, may increase the cost of trading in or maintaining other instruments or positions and may cause uncertainty in the markets for a variety of derivative instruments. While many of these requirements are already in effect, others are still being implemented, so their ultimate impact remains unclear. There can be no assurance that current or future regulatory actions authorized by the Dodd-Frank Act will not have a material adverse effect on the Fund and the Private Infrastructure Investments, significantly reduce the profitability of the Fund, or impair the ability of the Fund and the Private Infrastructure Investments to achieve their investment objectives. In addition, greater regulatory scrutiny may increase the Fund’s and the Adviser’s and the Subadviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser and the Subadviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
Rule
18f-4
under the 1940 Act governs the classification and use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk
based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
If a fund meets certain specified conditions, Rule
18f-4
permits a fund to enter into an unfunded commitment agreement without treating it as a senior security subject to otherwise applicable restrictions under the 1940 Act. In connection with the adoption of Rule
18f-4,
the SEC also eliminated the asset segregation framework for covering certain derivative instruments and related transactions arising from prior SEC guidance. Compliance with Rule
18f-4
could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.
Since 2021, the SEC has proposed and, in some cases, finalized several new rules regarding a wide range of topics relevant to the Fund and its investments. For example, the SEC has finalized new rules requiring the central clearing of certain cash and repurchase transactions involving U.S. Treasuries and has also proposed new rules that would require public reporting of certain security-based swap transactions. These and other proposed new rules, whether assessed on an individual or collective basis, could fundamentally change the current regulatory framework for relevant markets and market participants, including having a material impact on activities of registered investment advisers and their funds. While it is currently difficult to predict the full impact of these new rules, these rules could make it more difficult for the Fund to execute certain investment strategies and may have an adverse effect on the Fund’s ability to achieve its investment objectives.

The U.S. Commodity Futures Trading Commission (“CFTC”), certain foreign regulators and many futures exchanges have established (and continue to evaluate and revise) limits (“position limits”) on the maximum net long or net short positions which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. It is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser (acting in its capacity as investment adviser of the Fund) may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by other regimes, including those of the European Union (“EU”) and United Kingdom (“UK”), and trading venues that impose position limits on commodity derivative contracts.
The Adviser has claimed the relief provided to
fund-of-funds
operators pursuant to CFTC
No-Action
Letter
12-38
and is therefore not subject to registration or regulation as a pool operator under the Commodity Exchange Act with respect to the Fund. For the Adviser to remain eligible for the relief, the Fund must comply with certain limitations, including limits on their ability to gain exposure to certain financial instruments such as futures, options on futures and certain swaps. These limitations may restrict the Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for it, and/or adversely affect its total return.
Repurchase Agreements
. The Fund and Private Infrastructure Investments may enter into repurchase agreements, by which the Fund or the Private Infrastructure Investment purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price typically is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans and afford the Fund or the Private Infrastructure Investment the opportunity to earn a return on temporarily available cash. The Fund does not have percentage limitations on how much of its total assets may be invested in repurchase agreements. The Fund typically may also use repurchase agreements for cash management and temporary defensive purposes. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the Subadviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). While in some cases the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.
In certain instances, the Fund may engage in repurchase agreement transactions that are novated to the Fixed Income Clearing Corporation (“FICC”) or another clearing house. The clearing house acts as the common counterparty to all repurchase transactions that enter its netting system and guarantees that participants will receive their cash or securities collateral (as applicable) back at the close of repurchase transaction. While this guarantee is intended to mitigate counterparty/credit risk that exists in the case of a bilateral repurchase transaction, the Fund is exposed to risk of delays or losses in the event of a bankruptcy or other default or nonperformance by the clearing house or the clearing house sponsoring member through which the Fund acts in connection with such transactions. Currently the FICC is the only approved clearing house in the U.S. for clearing U.S. government security repurchase transactions.

Control Positions
. Private Infrastructure Investments may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Private Infrastructure Investment to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Private Infrastructure Investments, those Private Infrastructure Investments would likely incur losses on their investments.
Limited Operating History of Fund Investments
. The Private Infrastructure Investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Subadviser to evaluate past performance or to validate the investment strategies of such Private Infrastructure Investments will be limited. Moreover, even to the extent a Private Infrastructure Investment has a longer operating history, the past investment performance of any of the Private Infrastructure Investments should not be construed as an indication of the future results of such investments, particularly as the investment professionals responsible for the performance of such Private Infrastructure Investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Subadviser relies upon information provided to it by the Investment Fund Managers that is not, and cannot be, independently verified.
Market Disruption and Geopolitical Risk
. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the
COVID-19
pandemic, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in
non-U.S.
and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Private Infrastructure Investments.
The impact of
COVID-19
and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre-existing
political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments. The UK left the EU on January 31, 2020 (commonly referred to as “Brexit”). During an
11-month
transition period, the UK and the EU agreed to a Trade and Cooperation Agreement that sets out the agreement for certain parts of the future relationship between the EU and the UK from January 1, 2021. The Trade and Cooperation Agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as the UK previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services, which is yet to be agreed. Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU.
Beginning on January 1, 2021, EU laws ceased to apply in the UK. Many EU laws were initially retained and continued to apply in the UK; however, the UK government has since enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that were initially retained, with a view to those laws being replaced by purely domestic legislation. It is impossible to predict the consequences of these amendments on the Fund and its investments. Such changes could be materially detrimental to investors.
Although one cannot predict the full effect of Brexit, it could have a significant adverse impact on the UK, European and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty. This uncertainty is likely to continue to impact the global economic climate and may impact opportunities, pricing, availability and cost of bank financing; regulation; values; or exit opportunities of companies or assets based, doing business, or having service or other significant relationships in, the UK or the EU, including companies or assets held or considered for prospective investment by the Fund.
Additionally, in March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.
Unexpected political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war” that intensified in 2018, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the renewal or escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, including as the result of one country’s imposition of tariffs on the other country’s products. In addition, sanctions or other investment restrictions could preclude a fund from investing in certain Chinese issuers or cause a fund to sell investments at disadvantageous times. Events such as these and their impact on the Fund are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Cyber Security Risk
. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Fund) and their service providers (including the Adviser and the Subadviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Private Infrastructure Investments, the Adviser, the Subadviser or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or the Investors. For instance, cyber-attacks may interfere with the processing of Investor transactions, affect the Fund’s ability to calculate its NAV, cause the release of private Investor information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, Investor ownership of Units, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Fund and the Investors could be negatively impacted as a result. The use of artificial intelligence (“AI”) and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. While the Adviser and the Subadviser have established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund relies on third-party service providers for many of its day-to-day
operations, and is subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. Any problems relating to the performance and effectiveness of security procedures used by the Fund or third-party service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund. The Adviser does not control the cyber security plans and systems put in place by third-party service providers and such third-party service providers may have limited indemnification obligations to the Adviser or the Fund. Similar types of cyber security risks also are present for the Private Infrastructure Investments and other issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the investments of the Private Infrastructure Investments to lose value.
Other Risks
Investing in the Fund involves risks other than those associated with investments made by the Private Infrastructure Investments. Some of these risks are described below:
No Operating History
. The Fund was organized on November 21, 2024. It has not yet commenced operations as of the date of this Prospectus and has no operating history. The Fund may not succeed in meeting its objective, and its net asset value may decrease. As a new Fund, there is no assurance that the Fund will grow or maintain an economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.
Incentive Allocation Arrangements
. Each Investment Fund Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the private investment fund that it manages, typically subject to a clawback. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation. Investment Fund Managers may also receive a performance fee, carried interest or incentive allocation in connection with other Investment Funds.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. The Fund will compete for attractive investments with other prospective investors and there can be no assurance that the Subadviser will be able to identify, gain access to, or complete attractive investments, that the investments which are ultimately made will satisfy all of the Fund’s objectives, or that the Fund will be able to fully invest its assets. Other investment vehicles managed or advised by the Adviser, the Subadviser and their affiliates may seek investment opportunities similar to those the Fund may be seeking. Consistent with the Adviser’s and the Subadviser’s allocation policies, the Adviser and the Subadviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. Similarly, identifying attractive investment opportunities for an Investment Fund is difficult and involves a high degree of uncertainty. Even if an Investment Fund Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.
The Subadviser may sell the Fund’s holdings of certain of its investments at different times than similar investments are sold by other investment vehicles advised by the Subadviser, particularly if significant repurchases of Units by the Fund occur, which could negatively impact the performance of the Fund.
Inadequate Return
. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.
Recourse to the Fund’s Assets
. The Fund’s assets, including any interest in the Private Infrastructure Investments held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion of Investors Based on Certain Detrimental Effects
. The Fund may repurchase Fund Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred in violation of the LLC Agreement or have vested in any person by operation of law (
i.e.
, the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor); (ii) any transferee does not meet any investor eligibility requirements established by the Fund from time to time; (iii) ownership of the Units by the Investor or other person likely will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, the Adviser, the Subadviser or the Sponsor, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is subject to special laws or regulations, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Units; (vii) the Investor’s investment balance falls below $25,000 or the amount the Board determines from time to time to be a minimum investment in the Fund or rises above the amount the Board determines from time to time to be a maximum investment in the Fund; or (viii) the Fund or the Board determines that the repurchase of the Units would be in the interest of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.
Potential Significant Effect of the Performance of a Limited Number of Investments or Strategies
. The Subadviser expects that the Fund will participate in multiple investments. The Fund may, however, make investments in a limited number of Private Infrastructure Investments and Investment Funds may make investments in a limited number of Portfolio Companies. These limited numbers of investments may have a significant effect on the performance of the Fund. In addition, the Fund may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Fund’s assets were invested more broadly among Investment Funds pursuing various investment strategies.
Placement Risk
. It is expected that many Investors will invest in the Fund with RIAs. When a limited number of RIAs represents a large percentage of Investors, actions recommended by the RIAs may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single RIA may vote as a block, if so recommended by the RIA.
Tax Risks
. Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Investment Funds in which the Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Investment Funds in which the Fund can invest.
Investment Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test, described below. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of an Investment Fund’s income until such income has been earned by the Investment Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.

The Fund intends to invest a portion of its assets in the Corporate Subsidiary, a Delaware limited liability company that intends to elect to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where, as here, the Corporate Subsidiary will be organized in the U.S., the Corporate Subsidiary will be liable for an entity-level U.S. federal income tax on its income from U.S. and
non-U.S.
sources, as well as any applicable state taxes, which will reduce the Fund’s return on its investment in the Corporate Subsidiary. If a net loss is realized by the Corporate Subsidiary, such loss is not generally available to offset the income of the Fund.
In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified
assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified
assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Investment Fund that limit utilization of this cure period. See “Certain Tax Considerations – Taxation of the Fund – Qualification for and Treatment as a Regulated Investment Company.”
If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Units.
The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it would be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Investment Funds. The Fund’s investment in Investment Funds will make it difficult to estimate the Fund’s income and gains in a timely fashion. Given the difficulty of estimating Fund income and gains in a timely fashion, each year the Fund is likely to be liable for a 4% excise tax. See “Certain Tax Considerations.”
The Fund may directly or indirectly invest in Investment Funds or Portfolio Companies located outside the United States. Such Investment Funds or Portfolio Companies may be subject to withholding taxes or other taxes in such jurisdictions with respect to their investments or operations, as applicable. In addition, adverse U.S. federal income tax consequences can result by virtue of certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies.” See “Certain Tax Considerations—Passive Foreign Investment Companies.”
Senior Secured Loans
. Senior secured loans are of a type generally incurred by the obligors thereunder in connection with highly leveraged transactions, often (although not exclusively) to finance internal growth, acquisitions, mergers and/or stock purchases. As a result of, among other things, the additional debt incurred by the obligor in the course of such a transaction, the obligor’s creditworthiness is often judged by the rating agencies to be below investment grade. Senior secured loans are typically at the most senior level of the capital structure. Senior secured loans are generally secured on shares in certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the obligor and its subsidiaries. Senior secured loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis.

Although any particular senior secured loan often will share many similar features with other loans and obligations of its type, the actual terms of any particular senior secured loan will have been a matter of negotiation and will thus be unique. The types of protection afforded to creditors will therefore vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, leveraged loans are generally not as easily purchased or sold as publicly traded securities.
An interest in a
non-investment
grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, such defaulted obligation may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that a Private Infrastructure Investment will receive principal and interest payments according to the loan’s terms, or at all, or that a Private Infrastructure Investment will be able to collect on the loan should it be forced to enforce its remedies.
Mezzanine and Other Subordinated Debt, Unsecured Debt, Low/Unrated Debt Risks
. Certain investments (or a portion thereof) may be made in certain high-yield securities known as mezzanine investments, which are subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). Mezzanine investments can be lower-rated, unsecured and generally subordinate to other obligations of the issuer.
Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities, especially in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.
There are additional risks associated with second-lien or other subordinated loans. In the event of a loss of value of the underlying assets that collateralize the loans, the subordinate portions of the loans may suffer a loss prior to the more senior portions suffering a loss. If a borrower defaults and lacks sufficient assets to satisfy the loan, the Fund may directly or indirectly suffer a loss of principal or interest. If a borrower defaults on the loan or on debt senior to the loan, or in the event of the bankruptcy of a borrower, the loan will be satisfied only after all senior debt is paid in full. Similarly, in the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a direct or indirect loss of investment. Unsecured loans also generally have greater price volatility than secured loans and may be less liquid.
Equity Securities, Warrants, Convertible Securities
. In addition to the Fund’s investment in Private Infrastructure Investments and otherwise, Fund may invest in equity securities that fall within the definition of “subordinated debt investments” or may receive equity securities or warrants rights as a result of its debt investments. As with other investments, the value of equity securities held by the Fund may be adversely affected by actual or perceived negative events relating to the issuer of such securities, the industry or geographic areas in which such issuer operates or the financial markets generally; however, equity securities may be even more susceptible to such events given their subordinate position in the issuer’s capital structure, thus subjecting them to greater price volatility. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options, the terms of which may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
The Fund may also invest in convertible securities, which have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Special Situations
. The Fund may make investments in Private Infrastructure Investments or with respect to an obligor involved in (or the target of) acquisition attempts or tender offers, or companies involved in spin-offs and similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved will either be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will be less than the purchase price of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. In connection with such transactions (or otherwise), the Fund may purchase securities on a when-issued basis, which means that delivery and payment take place sometime after the date of the commitment to purchase and are often conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, reorganization or debt restructuring. The purchase price or interest rate receivable with respect to a when issued security is fixed when the Fund enters into the commitment. Such securities are subject to changes in market value prior to their delivery.
The success of a private investment fund’s activities will typically depend on the ability of the relevant Investment Fund Manager to identify attractive investment opportunities, enhance Portfolio Company value and to see when target improvements/value is reached. The success of a
Co-Investment’s
or Direct Investment’s activities will typically depend on the ability of the relevant Investment Fund Manager to manage the Portfolio Company, enhance Portfolio Company value and to see when target improvements/value is reached. The Fund should be considered a speculative investment, and you should invest in the Fund only if you can sustain a complete loss of your investment.
The above discussions of the various risks associated with the Fund and the Units are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective Investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment programs change or develop over time, or market conditions change or develop, an investment in the Fund may be subject to risk factors not described in this Prospectus.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF UNITS
General
The Fund is a limited liability company organized under the laws of the state of Delaware and intends to elect to be treated as a RIC for U.S. federal income tax purposes. The Fund is authorized to issue an unlimited number of units and may divide the units into one or more Classes. This Prospectus describes three separate classes of Units designated as Class S Units, Class I Units and Class M Units. From time to time, and pursuant to exemptive relief received from the SEC, the Board may create and offer additional classes of Units, or may vary the characteristics of Class S Units, Class I Units, or Class M Units described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular Class of Units; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) any sales load structure; and (7) any conversion features, as permitted under the 1940 Act. The Fund’s repurchase offers will be made to all of its classes of Units at the same time, in the same proportional amounts and on the same terms, except for differences in net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses.

The members of the Fund are entitled to one vote for each unit held of the Fund (or Class thereof), on matters on which Units of the Fund (or Class thereof) shall be entitled to vote. Each unit, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
Any meeting of Investors may be called by the Board or Investors holding one-third
of the total number of votes eligible to be cast by all Investors at such meeting. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
All Units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Investors are not liable for further calls or assessments, except that an Investor may be obligated to repay any funds wrongfully distributed to such Investor. The Fund will send periodic reports (including financial statements) to all Investors. The Fund does not intend to hold annual meetings of Investors. Investors are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Units are not available in certificated form. With very limited exceptions, Units are not transferable and liquidity will be provided principally through limited repurchase offers. See “Types of Investments and Related Risk Factors—Limitations on Transfer; Units Not Listed; No Market for Units.”
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, any action requiring a vote of Investors shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Investors that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Investors generally are entitled to share ratably in all the remaining assets of the Fund.
Except as otherwise required by any provision of the LLC Agreement or of the 1940 Act, (i) those candidates for election to be a Director receiving a plurality of the votes cast at any meeting of Members shall be elected as Directors, and (ii) all other actions of the Members taken at a meeting shall require the affirmative vote of Members holding a majority of the total number of votes eligible to be cast by those Members who are present in person or by proxy at such meeting.

Security Dividends [Text Block]
DISTRIBUTION POLICY; DIVIDENDS
The Fund expects that dividends will be paid quarterly on the Units in amounts representing substantially all of the net investment income, if any, earned each year. The Fund’s first dividend distribution may not occur until after an initial six month investment period following the Fund’s commencement of investment operations, but may occur earlier. Payments on the Units may vary in amount depending on investment income received, the class of Units held and expenses of operation.

The Fund reserves the right to distribute to Investors substantially all of any net capital gain realized on investments at least annually, but the Fund may do so more frequently. A distribution by the Fund potentially may economically constitute, and/or be treated for U.S. federal income tax purposes as, a return of capital. A return of capital is not taxable, but it reduces an Investor’s tax basis in its Units, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the Investor of its Units. See “Taxes - Taxation of Investors - Distributions by the Fund” in the SAI.
The net asset value of each Unit that an Investor owns will be reduced by the amount of the distributions or dividends that the Investor receives in respect of Units.
An Investor’s dividends and capital gain distributions will be automatically reinvested if the Investor does not instruct the Administrator otherwise. An Investor who elects not to reinvest will receive both dividends and capital gain distributions in cash. The Fund may limit the extent to which any distributions that are returns of capital may be reinvested in the Fund.
Units will be issued at their net asset value on the
ex-dividend
date; there is no sales load or other charge for reinvestment. Investors may elect not to reinvest by indicating that choice by contacting the Transfer Agent (or, alternatively, by contacting their financial advisor, provided the financial advisor informs the Transfer Agent and provides sufficient supporting documentation). Your request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution.
The Fund reserves the right to suspend at any time the ability of Investors to reinvest distributions and to require Investors to receive all distributions in cash, or to limit the maximum amount that may be reinvested, either as a dollar amount or as a percentage of distributions. The Fund may determine to do so if, for example, the amount being reinvested by Investors exceeds the available investment opportunities that the Subadviser considers suitable for the Fund.

Security Voting Rights [Text Block]
The Fund is a limited liability company organized under the laws of the state of Delaware and intends to elect to be treated as a RIC for U.S. federal income tax purposes. The Fund is authorized to issue an unlimited number of units and may divide the units into one or more Classes. This Prospectus describes three separate classes of Units designated as Class S Units, Class I Units and Class M Units. From time to time, and pursuant to exemptive relief received from the SEC, the Board may create and offer additional classes of Units, or may vary the characteristics of Class S Units, Class I Units, or Class M Units described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular Class of Units; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) any sales load structure; and (7) any conversion features, as permitted under the 1940 Act. The Fund’s repurchase offers will be made to all of its classes of Units at the same time, in the same proportional amounts and on the same terms, except for differences in net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses.

The members of the Fund are entitled to one vote for each unit held of the Fund (or Class thereof), on matters on which Units of the Fund (or Class thereof) shall be entitled to vote. Each unit, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
Any meeting of Investors may be called by the Board or Investors holding one-third
of the total number of votes eligible to be cast by all Investors at such meeting. Except for the exercise of their voting privileges, Investors will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.
All Units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.

Security Preemptive and Other Rights [Text Block]	All Units of a Class are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Outstanding Securities [Table Text Block]
Outstanding Securities as of April 23, 2025

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Registrant for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class S	Unlimited	0	10,000
Class I	Unlimited	0	0
Class M	Unlimited	0	0

General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risks
Investing in the Fund involves risks, including those associated with investments made by the Private Infrastructure Investments in which the Fund invests. References in this section to the “Fund” also include each Subsidiary, which shares the same risks as the Fund.
Investment Risk
. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a few issuers or issuers in a single sector, the risk of any investment decision is increased. A Private Infrastructure Investment’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.
An investment in the Fund involves a high degree of risk, including the risk that the Investor’s entire investment may be lost. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Subadviser’s selection of Private Infrastructure Investments, the allocation of offering proceeds thereto and the performance of the Private Infrastructure Investments. In addition to the risks associated with infrastructure assets described below, the Private Infrastructure Investments’ investment activities involve the risks associated with private investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, labor strikes, war, terrorism, cyberterrorism, major or prolonged power outages or network interruptions, earthquakes, hurricanes, floods, fires, epidemics or pandemics and other factors which are beyond the control of the Fund or the Private Infrastructure Investments. Although the Subadviser will attempt to moderate these risks, no assurance can be given that (i) the Private Infrastructure Investments’ investment programs, investment strategies and investment decisions will be successful; (ii) the Private Infrastructure Investments will achieve their return expectations; (iii) the Private Infrastructure Investments will achieve any return of capital invested; (iv) the Fund’s investment activities will be successful; or (v) Investors will not suffer losses from an investment in the Fund. Any event which affects adversely the value of an investment by the Fund or an Investment Fund would be magnified to the extent the Fund or such Investment Fund is leveraged.

All investments made by the Private Infrastructure Investments risk the loss of capital. The Private Infrastructure Investments’ results may vary substantially over time.
Investment Discretion; Dependence on the Subadviser
. The Subadviser has complete discretion to select the Private Infrastructure Investments as opportunities arise. The Fund, and, accordingly, Investors, must rely upon the ability of the Subadviser to identify and implement investments for the Fund (“Fund Investments”) consistent with the Fund’s investment objective and consistent with prospectus disclosure. Investors will not receive or otherwise be privy to due diligence or risk information prepared by or for the Subadviser in respect of the Fund Investments. The Subadviser has the authority and responsibility for portfolio construction, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of the Subadviser to develop and implement investment strategies that achieve the investment objective of the Fund. Investors will have no right or power to participate in the management or control of the Fund or the Fund Investments, or the terms of any such investments. There can be no assurance that the Subadviser will be able to select or implement successful strategies or achieve their respective investment objectives. The Fund is organized to provide Investors access to a multi-strategy investment program and not an indirect way for Investors to gain access to any particular Private Infrastructure Investment.
Concentration of Investments
. The Fund will concentrate in the infrastructure industry and may invest a significant portion of its assets in Private Infrastructure Investments that invest all or a portion of their assets in Infrastructure Assets. Concentration in these sectors may subject the Fund to greater risk and volatility than if investments had been made in issuers in a broader range of sectors.
Investments in Infrastructure Assets
.
 General.
Investments in infrastructure assets are subject to the risks of adverse local, national and international economic, regulatory, political, legal, demographic, environmental, and other developments affecting their industry. Infrastructure companies may be adversely affected by, among other things, high interest costs related to capital construction programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; the financial condition of users and suppliers of infrastructure assets; inexperience with and potential losses resulting from the deregulation of a particular industry or sector; costs associated with compliance and changes in environmental and other regulations; regulation or intervention by various government authorities, including government regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws; regulatory policies and accounting standards; technological developments and disruptions; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; disruptive weather and environmental effects; service interruption and/or legal challenges due to environmental, operational or other accidents; force majeure acts, terrorist events, under-insured or uninsurable losses; the effect of economic slowdown; surplus capacity; increased competition; uninsured casualties; insurance costs; uncertainties concerning the availability of fuel at reasonable prices; and the effects of energy conservation policies and general changes in market sentiment towards infrastructure assets, among other factors. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in developing and emerging markets, resulting in delays and cost overruns. Additional risks include, but are not limited to, the following:
Regulatory Risks
. Government authorities at all levels are actively involved in the promulgation and enforcement of regulations relating to matters affecting the ownership, use and operation of infrastructure assets. The institution and enforcement of such regulations could have the effect of increasing the expenses, and lowering the income or rate of return, as well as adversely affecting the value, of the Fund.
Many of the infrastructure investments may be subject to varying degrees of statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Such investments may require numerous regulatory approvals, licenses and permits to commence and continue their operations. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for an infrastructure company or loss of such rights to operate the affected business, or both, which in each case could have a material adverse effect on the investments. Where an infrastructure company’s ability to operate a business is subject to a concession or lease from the government, the concession or lease may restrict its ability to operate the business in a way that maximizes cash flows and profitability. The impact of these requirements on an infrastructure company, and therefore on the Fund, may be complicated by the fact that such infrastructure company may operate in multiple jurisdictions.

Adoption of new laws or regulations, or changes in interpretations of existing ones, or any of the other regulatory risks mentioned above could have a material adverse effect on an investment and on the Fund’s ability to meet its investment objectives.
Operating and Technical Risks
. Infrastructure investments may be subject to operating and technical risks, including risk of mechanical breakdown, failure to perform according to design specifications, labor and other work interruptions, and other unanticipated events that adversely affect operations. There can be no assurance that any or all such risk can be mitigated. An operating failure may lead to loss of a license, concession or contract on which an investment may depend.
The long-term profitability of an infrastructure project, once constructed, is partly dependent upon efficient operation and maintenance of the assets. Inefficient operations and maintenance and, in certain infrastructure sectors, latent defects in infrastructure assets may adversely affect the financial returns of the Fund.
Government Contract Risk.
To the extent that the Fund gains exposure to infrastructure assets that are governed by concession agreements with governmental authorities (i.e., agreements between a government, whether at the national, state, local, district or other level, and a private company in which the company is granted rights to operate, maintain, or develop specific assets for an agreed-upon period in exchange for fees), there is a risk that these authorities may not be able to or may choose not to honor their obligations under such agreement, especially over the long term.
Government leases or concessions may also contain clauses more favorable to the government counterparty than would a typical commercial contract. For instance, a lease or concession may enable the government to terminate the lease or concession in certain circumstances without requiring it to pay adequate compensation. In addition, government counterparties also may have the discretion to change or increase regulation of an issuer’s or Private Infrastructure Investment’s operations, or implement laws or regulations affecting such issuer’s or Private Infrastructure Investment’s operations, separate from any contractual rights they may have. Governments have considerable discretion in implementing regulations that could impact infrastructure assets, and because infrastructure companies provide, in many cases, basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect the infrastructure investments.
Capital Expenditures
. There is a risk that unforeseen factors may require capital expenditures in excess of forecasts and a risk that new or additional regulatory requirements, safety requirements or issues related to asset quality and integrity may result in the need for additional capital expenditure for refurbishment, reinforcement or replacement of infrastructure assets.
Demand and User Risk
. The revenue generated by infrastructure and infrastructure-related assets may be impacted by the demand of users or the number of users for the products or services provided by such assets (for example, traffic volume on a toll road). Demand for infrastructure assets may also be subject to seasonal variations. Any reduction in demand and/or the number of users may negatively impact the financial condition of an infrastructure company.
Commodity Price Risk
: The operation and cash flows of infrastructure assets may depend, in some cases to a significant extent, upon prevailing market prices for energy commodities. Historically, the markets for oil, gas, coal and power have been volatile. This volatility is likely to continue in the future and be beyond the control of an infrastructure company or the Fund.
Lack of Liquidity of Infrastructure Assets.
Although infrastructure assets may generate some current income, they are expected to be generally illiquid. In addition, public sentiment and political pressures may affect the ability of the Fund to sell one or more of its infrastructure investments.

41
Litigation Risk
. Infrastructure assets are often governed by a complex series of legal documents and contracts. As a result, the risks of a dispute over interpretation or enforceability of the documentation and consequent costs and delays may be higher for infrastructure companies than for companies in other industries. In addition, an infrastructure company may be subject to claims by third parties (either public or private), including environmental claims, legal action arising out of acquisitions or dispositions, workers’ compensation claims and third-party losses related to disruption of the provision of infrastructure services. Further, it is not uncommon for infrastructure assets to be exposed to legal action from special interest groups seeking to impede particular infrastructure projects to which they are opposed. If any of the infrastructure assets underlying the Fund’s investments become involved in material or protracted litigation, the litigation expenses and the liability threatened or imposed could have a material adverse effect on the infrastructure company or the infrastructure asset.
Project Finance
. Some infrastructure investments may be structured on a project finance basis. A project finance structure entails the assumption of “project risk” by equity investors, usually without recourse to a project sponsor. Such risk can include many, if not all, of the risks discussed in this “Types of Investments and Related Risk Factors” section. Some investments may relate to projects and facilities at an early stage of development. These projects involve additional uncertainties, including the possibility that the projects may not be completed, operating licenses may not be obtained, and permanent financing may be unavailable.
Follow-On
Investments
. An infrastructure investor may be called upon to provide additional funding for an infrastructure investment or have the opportunity to increase such an investment. There can be no assurance that a Private Infrastructure Investment in which the Fund invests will wish to make follow-on
investments or that it will have sufficient funds to do so. Other investors in infrastructure investments in which the Fund has a direct or indirect interest may decline to fund their pro rata share of any such follow-on
investments. Any decision by a Private Infrastructure Investment not to make a follow-on
investment or its inability to make a
follow-on
investment may have a substantial negative impact on such an infrastructure investment in need of further investment or may diminish the Private Infrastructure Investment’s ability to influence the investment’s future development.
Risks of Investments in Certain Infrastructure Assets
. Private Infrastructure Investments may invest in assets such as aircraft, rail cars, ships, power plants, distribution networks, toll roads, other infrastructure assets, and various types of machinery and equipment. These investments are subject to risks, including destruction, loss, terrorist attacks, industry-specific regulation (e.g., pollution control regulation), operating failures, and labor relations, that typically may not be present with respect to other investments. In addition, the regulation of such assets is extensive and variable, and a Private Infrastructure Investment’s commitment to certain of such assets could be wholly illiquid for long periods of time.
Investments in such assets may be made by means of debt or equity instruments, and/or through the use of trusts and special purpose corporations in which various types of assets may be securitized in pass-through structures. These types of asset-backed securities present certain risks that are not presented by other types of investments. For example, these types of securities may not have the benefit of the same security interest in the related collateral as other types of investments. There is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the originator of the assets or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.
Utilities and Energy Sectors
. The Fund’s investments in Private Infrastructure Investments may include investments with a focus on the utilities and energy sectors, thereby exposing the Fund to risks associated with these sectors. Additionally, an Investment Fund may invest in Portfolio Companies in the utilities and energy sectors, exposing the Investment Fund, and thereby the Fund, to risks associated with these sectors. Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising.

Transportation Sector
. The Fund’s investment in Private Infrastructure Investments may include investments with a focus on the transportation sector, thereby exposing the Fund to risks associated with this sector. Additionally, an Investment Fund may invest in Portfolio Companies in the transportation sector, exposing the Investment Fund, and thereby the Fund, to risks associated with this sector. Transportation infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, the effects of economic slowdowns, adverse changes in fuel prices, labor relations, insurance costs, government regulations, political changes, and other factors.
Real Estate Investments
. The Fund’s investment in Private Infrastructure Investments may include investments with a focus on the real estate sector, thereby exposing the Fund to risks associated with this sector. In addition, infrastructure investments may be subject to the risks inherent in the ownership and operation of assets or business which derive a substantial amount of their value from real estate and real estate-related interests. The residential housing sector in the United States came under considerable pressure for a prolonged period beginning in 2007 and home prices nationwide were down significantly on average. In addition, the commercial real estate sector in the United States was under pressure with prices down significantly on average. Residential and commercial mortgage delinquencies and foreclosures increased over this time period, which led to widespread selling in the mortgage-related market and put downward pressure on the prices of many securities. Accordingly, the instability in the credit markets adversely affected, and could adversely affect in the future, the price at which real estate funds can sell real estate because purchasers may not be able to obtain financing on attractive terms or at all. These developments also adversely affected, and could adversely affect in the future, the broader economy, which in turn adversely affected, and could adversely affect in the future, the real estate markets.
Real estate funds are subject to risks associated with the ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks, such as the events described above). Some real estate funds may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such real estate fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a real estate fund holds, which could reduce the cash flow needed to make distributions to investors. In addition, real estate funds may also be affected by tax and regulatory requirements impacting the real estate fund’s ability to qualify for preferential tax treatments or exemptions.
Limitations on Transfer; Units Not Listed; No Market for Units
. The transferability of Units is subject to certain restrictions contained in the limited liability company agreement of the Fund. Units are not traded on any securities exchange or other market. No secondary market currently exists for Units.
Closed-End
Fund; Liquidity Risks
. The Fund is a
non-diversified,
closed-end
management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the Investor needs a liquid investment.
Closed-end
funds differ from
open-end
management investment companies (commonly known as mutual funds) in that investors in a closed-end
fund do not have the right to redeem their units on a daily basis at a price based on net asset value. Units in the Fund are not traded on any securities exchange or other market and are subject to substantial restrictions on transfer. Although the Fund will generally make quarterly repurchase offers, there is no guarantee that Investors will be able to sell all of the Units that they desire to sell in any particular repurchase offer.
Repurchase Risks
. The Fund is a
closed-end
investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make quarterly repurchase offers (subject to certain specific exceptions in Rule
23c-3
under the 1940 Act) of not less than 5% and not more than 25% of the Fund’s outstanding Units on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Units each quarter, and there is no guarantee that Investors will be able to sell all of the Units that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Units tendered by each Investor. The potential for proration may cause some investors to tender more Units for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If the Fund employs investment leverage, repurchases of Units would compound the adverse effects of leverage in a declining market. Also, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect investors who do not tender their Units by increasing the Fund’s expenses and reducing any net investment income. Further, the Fund’s use of cash to fund repurchases may impede its ability to distribute a sufficient amount to investors to qualify as a RIC or to avoid income or excise taxes.
An Investor may be subject to market and other risks, and the net asset value of Units tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the net asset value for tendered Units is determined. In addition, the repurchase of Units by the Fund may be a taxable event to investors, potentially including even investors who do not tender any Units in such repurchase.
Units in the Fund provide limited liquidity since Investors will not be able to redeem Units on a daily basis. An Investor may not be able to tender its Units in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Units are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Units in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment.
The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.
Notices of each repurchase offer are intended to be sent to Investors no more than 42 days and no less than 21 days before the “Repurchase Request Deadline” (i.e., the date by which Investors can tender their Units in response to a repurchase offer). The Fund determines the net asset value applicable to repurchases no later than fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Investors between one and three business days after the Repurchase Pricing Date and will distribute payment no later than seven (7) calendar days after such date. If an Investor tenders all of its Units (or a portion of its Units) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Investor after the Repurchase Request Deadline. Because the net asset value applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, an Investor will not know its repurchase price until after it has irrevocably tendered its Units. See “Repurchases of Units and Transfers—Offers to Repurchase” and “Repurchases of Units and Transfers—Repurchase Procedure.” Investors may be subject to market risk in relation to the tender of their Units for repurchase because like other market investments, the value of the Fund’s Units may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date. Likewise, because the Fund’s investments may include securities denominated in foreign currencies, changes in currency values between the date a repurchase offer terminates and the repurchase date may also adversely affect the value of the Fund’s Units.
Investment Fund Investments
. Investments by Investment Funds are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Investment Funds, often organized as limited partnerships, are the most common vehicles for making private investments. Investment in Investment Funds involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Investment Funds are generally dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private funds to obtain the required financing. Investment Funds are not registered as investment companies under the 1940 Act, and, therefore, are not subject to the same restrictions and reporting requirements as the Fund. The Fund may not have transparency regarding an Investment Fund’s practices and holdings and the value of interests held by Investment Funds, which can impact the valuation of the Fund’s holdings.

In addition, the Fund may agree to indemnify the Private Infrastructure Investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Private Infrastructure Investments. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.
From time to time, the Fund or a Private Infrastructure Investment or their respective affiliates may come into possession of material, non-public
information concerning an entity or issuer related to the
Co-Investment
or Direct Investment or in which the Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Fund’s or the Private Infrastructure Investment’s ability to buy or sell securities of the issuer.
General Risks of Secondary Investments
. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Subadviser considers (for commercial, tax, legal or other reasons) less attractive. In some instances, returns on secondaries will be higher than returns on primaries as a result of such secondaries typically being purchased at a discount, and then revalued based on such investment’s net asset value. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund will generally not have the ability to modify or amend such Investment Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to primary investments.
Contingent Liabilities Associated with Secondary Investments
. Where the Fund acquires an Investment Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Investment Fund and, subsequently, that Investment Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Investment Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Investment Fund, there can be no assurance that the Fund would have such right or prevail in any such claim. The Subadviser does not anticipate that the Fund will accrue contingent liabilities with respect to Secondary Investments often, but each Secondary Investment bears the risk of being subject to contingent liabilities.
Risks Relating to Secondary Investments Involving Syndicates
. The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.
Access to Secondary Investments
. The Fund is registered as an investment company under the 1940 Act and is subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make Secondary Investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s intention to qualify and be eligible for treatment as a RIC under the Code can limit its ability to acquire or continue to hold positions in Secondary Investments that would otherwise be consistent with its investment strategy. The Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act and/or a fund that does not intend to be treated as a RIC) in determining whether an investment is permissible under the 1940 Act and/or the requirements for qualification as a RIC and in structuring investments to comply with the 1940 Act and/or the requirements for qualification as a RIC, which reduces returns to investors in the Fund.

Co-Investments
. The Fund may invest indirectly in Portfolio Companies with other co-investors
(including affiliates of the Adviser or Subadviser) by means of co-investment
vehicles formed to facilitate such investments. It is anticipated that
Co-Investments
will be formed and managed by third-party fund managers and that neither the Adviser or Subadviser nor the Fund will be able to exercise day to day control over the
Co-Investments.
The realization of Portfolio Company investments made as
co-investments
may take longer than would the realization of investments under the sole control of the Adviser, the Subadviser or the Fund because the co-investors
may require an exit procedure requiring notification of the other co-investors
and possibly giving the other
co-investors
a right of first refusal or a right to initiate a
buy-sell
procedure (i.e
.,
one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating
party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).
Co-Investments
may involve risks in connection with such third-party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor.
Third-party
co-investors
may also have economic or business interests or goals which are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the
Co-Investments,
including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.
With respect to
Co-Investments,
the Fund will be highly dependent upon the capabilities of the Investment Fund Managers alongside whom the investment is made. The Fund may indirectly make binding commitments to
Co-Investments
without an ability to participate in their management and control and with no or limited ability to transfer its interests in such
Co-Investments.
In some cases, the Fund will be obligated to fund its entire investment for a
Co-Investment
up front, and in other cases the Fund will make commitments to fund from time to time as called by the managers of the
Co-Investments.
Neither the Adviser or Subadviser nor the Fund will have control over the timing of capital calls or distributions received from
Co-Investments,
or over investment decisions made by such
Co-Investments.
Through
Co-Investments,
the Fund also generally will not have control over any of the underlying Portfolio Companies and will not be able to direct the policies or management decisions of such Portfolio Companies. Thus, the returns to the Fund from any such investments will be dependent upon the performance of the particular Portfolio Company and its management and the Fund will not be able to direct the policies or management decisions of such Portfolio Companies.
Wholly-Owned Subsidiaries Risk
. By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with each Subsidiary’s investments, which are the same risks associated with the Fund’s investments. Neither Subsidiary is registered under the 1940 Act, but each Subsidiary will comply with certain sections of the 1940 Act (e.g., it will enter into an investment management agreement with the Adviser that contains the provisions required by Section 15(a) of the 1940 Act (including the requirement of annual renewal), will have an eligible custodian or otherwise meet the criteria of Section 17(f) of the 1940 Act, and, together with the Fund on a consolidated basis, will comply with the provisions of Section 8 of the 1940 Act relating to fundamental investment policies, Section 17 relating to affiliated transactions and custody, Section 18 relating to capital structure and leverage, and Section 31 regarding books and records) and be subject to the same policies and restrictions as the Fund as they relate to the investment portfolio. The Fund owns 100% of, and controls, each Subsidiary, which, like the Fund, is managed by the Adviser and subadvised by the Subadviser, making it unlikely that a Subsidiary will take action contrary to the interests of the Fund and its investors. In managing a Subsidiary’s investment portfolio, the Subadviser will manage the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions. There can be no assurance that a Subsidiary’s investment objective will be achieved. Changes in the laws of the United States and/or the State of Delaware, under which the Fund and the Subsidiaries are organized, could result in the inability of the Fund and/or a Subsidiary to operate as described in this prospectus and the Fund’s SAI and could adversely affect the Fund and its investors.

Borrowing
. The Fund may borrow money in connection with its investment activities—i.e., the Fund may utilize leverage. The Fund may borrow money through a credit facility or other arrangements to satisfy repurchase requests from Fund Investors, to pay operating expenses, to fund capital commitments to Private Infrastructure Investments, and to otherwise provide temporary liquidity. The Fund may also borrow money through a credit facility to manage timing issues in connection with the acquisition of its investments, such as providing the Fund with temporary liquidity to fund investments in Private Infrastructure Investments in advance of the Fund’s receipt of distributions from another Private Infrastructure Investment. The Fund intends to enter into a credit facility for such purposes.
The 1940 Act generally requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the indebtedness is incurred. This means that, as a general matter, the value of the Fund’s total indebtedness may not exceed one-third
of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness. Subject to certain exceptions, the 1940 Act also generally restricts the Fund from declaring cash distributions on, or repurchasing, shares unless senior securities representing indebtedness have an asset coverage of not less than 300% after giving effect to such distribution or repurchase.
The Fund may be required to maintain minimum average balances in connection with borrowings or to pay commitment fees and other costs of borrowings under the terms of a line of credit or credit facility. Moreover, interest on borrowings will be an expense of the Fund. With the use of borrowings, there is a risk that the interest rates paid by the Fund on the amount it borrows will be higher than the return on the Fund’s investments. Such additional costs and expenses may affect the operating results of the Fund. If the Fund cannot generate sufficient cash flow from investments, they may need to refinance all or a portion of indebtedness on or before maturity. Additionally, uncertainty in the debt and equity markets may negatively impact the Fund’s ability to access financing on favorable terms or at all and a lender may terminate or not renew any credit facility. The inability to obtain additional financing could have a material adverse effect on the Fund’s operations and on its ability to meet its debt obligations. If it is unable to refinance any of its indebtedness on commercially reasonable terms or at all, the Fund’s returns may be harmed. Moreover, the Fund may be forced to sell investments in Private Infrastructure Investments at inopportune times, which may further depress returns.
Substantial Fees and Expenses
. An Investor in the Fund meeting the eligibility conditions imposed by the Private Infrastructure Investments, including minimum initial investment requirements that may be substantially higher than those imposed by the Fund, could invest directly in the Private Infrastructure Investments. In addition, by investing in the Private Infrastructure Investments through the Fund, an Investor in the Fund will bear a portion of the management fee and other expenses of the Fund. An Investor in the Fund will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Private Infrastructure Investments. In addition, to the extent that the Fund invests in an Investment Fund that is a “fund of funds,” the Fund will bear a third layer of fees. Each Investment Fund Manager receives any incentive-based allocations to which it is entitled irrespective of the performance of the other Private Infrastructure Investments and the Fund generally. As a result, a Private Infrastructure Investment with positive performance may receive compensation from the Fund, even if the Fund’s overall returns are negative. The operating expenses of a Private Infrastructure Investment may include, but are not limited to, organizational and offering expenses; the cost of investments; administrative, legal and internal and external accounting fees; and extraordinary or non-recurring
expenses (such as litigation or indemnification expenses). It is difficult to predict the future expenses of the Fund.
Investments in
Non-Voting
Stock; Inability to Vote
. The Fund may hold its interests in the Private Infrastructure Investments in non-voting
form in order to avoid becoming (i) an “affiliated person” of any Private Infrastructure Investment within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. Where only voting securities are available for purchase, the Fund may seek to create by contract the same result as owning a non-voting
security by agreeing to relinquish the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in a Private Infrastructure Investment. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote Investment Fund securities or its interest in a Direct Investment, the Fund will not be able to vote on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Private Infrastructure Investment could be diminished, which may consequently adversely affect the Fund and its Investors. Any such waiver arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of a Private Infrastructure Investment that the Subadviser believes is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Private Infrastructure Investment within the meaning of the 1940 Act.
Non-Diversified
Status
. The Fund is a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations.
Dilution from Subsequent Offering of Units and Fund Interests
. Units will generally be offered for purchase on each Business Day, except that Units may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of Units at any time. Additional purchases will dilute the indirect interests of existing Investors in the Private Infrastructure Investments prior to such purchases, which could have an adverse impact on the existing Investors’ interests in the Fund if subsequent Private Infrastructure Investments underperform the prior investments in the Private Infrastructure Investments.
Valuations Subject to Adjustment
. The valuations reported by the Private Infrastructure Investments based upon which the Fund determines its net asset value on each Business Day may be subject to later adjustment or revision. For example, net asset value calculations may be revised as a result of fiscal year-end
audits or other conditions that impact the Private Infrastructure Investments’ investments but that are unknown to the Adviser at the time of the Fund’s valuation estimate. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Units repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Investors under certain circumstances as described in “Repurchases of Units and Transfers.” As a result, to the extent that such subsequently adjusted valuations from the Private Infrastructure Investments or the Fund adversely affect the Fund’s net asset value, the outstanding Units may be adversely affected by prior repurchases to the benefit of Investors who had their Units repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Units and to the detriment of Investors who previously had their Units repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Units. New Investors may be affected in a similar way.
Reporting Requirements
. Investors who beneficially own Units that constitute more than 5% or 10% of a Class of the Fund’s Units may be subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Investors or to notify Investors that such reports are required to be made. Investors who may be subject to such requirements should consult with their legal advisors.
Nature of Portfolio Companies
. The Fund may participate in
Co-Investments
and Direct Investments in, and the Investment Funds will make direct and indirect investments in, various companies, ventures, and businesses (“Portfolio Companies”). This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund Investments may also include Portfolio Companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.
Debt Securities
. An Investment Fund may invest in bonds or other debt securities. The value of a debt security may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of fixed income securities to decrease, may adversely impact the liquidity of fixed income securities, and increase the volatility of fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by an Investment Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Credit Risk
. An issuer of bonds or other debt securities may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. This risk of default for most debt securities is monitored by several nationally recognized statistical rating organizations such as Moody’s and S&P. Actual or perceived changes in a company’s financial health will affect the valuation of its debt securities. Bonds or debt securities rated BBB/Baa by S&P/Moody’s, although investment grade, may have speculative characteristics because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings.
Interest Rate Risk
. Changes in interest rates can impact bond and debt security prices. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. Interest rate risk is generally higher for investments with longer maturities or durations. Duration is the weighted average time (typically quoted in years) to the receipt of cash flows (principal plus interest) for a particular bond, debt security or portfolio, and is used to evaluate such bond’s, debt security’s or portfolio’s interest rate sensitivity. For example, if interest rates rise by one percentage point, the share price of a fund with an average duration of one year would be expected to fall approximately 1% and a fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by one percentage point, the share price of a fund with an average duration of one year would be expected to rise approximately 1% and the share price of a fund with an average duration of five years would be expected to rise by about 5%. Negative or very low interest rates could magnify the risks associated with changes in interest rates. During periods of increasing interest rates, an Investment Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.
Inflation Risk
. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets or distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of investors’ investments in the Funds. Investors’ expectation of future inflation can also impact the current value of portfolio investments, resulting in lower asset values and potential losses. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.
Defaulted Debt Securities and Other Securities of Distressed Companies
. The Investment Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds), and Private Infrastructure Investments may invest in securities of distressed companies. Such investments involve substantial risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other private debt securities.

Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.
Mezzanine Investments
. An Investment Fund may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
Small- and Medium-Capitalization Companies
. Private Infrastructure Investments may invest their assets in Portfolio Companies with small- to medium-sized
market capitalizations. While such investments may provide significant potential for appreciation, they may also involve higher risks than do investments in securities of larger companies. For example, the risk of bankruptcy or insolvency is higher than for larger, “blue-chip” companies.
Geographic Concentration Risks
. An Investment Fund may concentrate its investments in specific geographic regions. This focus may constrain the liquidity and the number of Portfolio Companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the region of concentration. Other Private Infrastructure Investments may also be disproportionally exposed to specific geographic regions.
Foreign Investments
. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, diplomatic relations, embargoes, economic sanctions against a particular country or countries, organizations, entities and/or individuals, limitation on the removal of funds or assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund and Private Infrastructure Investments may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund and/or a Private Infrastructure Investment in respect of its foreign securities will reduce the Fund’s yield.
Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Private Infrastructure Investments that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit an Investment Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Private Infrastructure Investments will satisfy applicable foreign reporting requirements at all times.

In addition, the tax laws of some foreign jurisdictions in which a Private Infrastructure Investment may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Private Infrastructure Investment may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Private Infrastructure Investment’s net asset value at the time accrued, even though, in some cases, the Private Infrastructure Investment ultimately will not pay the related tax liabilities. Conversely, a Private Infrastructure Investment’s net asset value will be increased by any tax accruals that are ultimately reversed.
Emerging Markets
. Private Infrastructure Investments may invest in Portfolio Companies located in emerging industrialized or less developed countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.
Currency Risk
. Private Infrastructure Investments may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar may result in a decrease in the Fund’s net asset value. Forward currency contracts and options may be utilized on behalf of the Fund by Private Infrastructure Investments to hedge against currency fluctuations, but Private Infrastructure Investments are not required to hedge and there can be no assurance that such hedging transactions, even if undertaken, will be effective. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.
Risks Relating to Accounting, Auditing and Financial Reporting, etc
. The Fund and the Private Infrastructure Investments may invest in Portfolio Companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Private Infrastructure Investments may be incomplete, inaccurate and/or significantly delayed. The Fund and the Private Infrastructure Investments may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such Portfolio Companies, which may ultimately have an adverse impact on the net asset value of the Fund.
Valuation of the Fund’s Interests
. A large percentage of the securities in which the Fund invests will not have a readily determinable market price and will be fair valued by the Fund. The valuation of the Fund’s interests in Private Infrastructure Investments is ordinarily determined each Business Day based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser, which may be based in whole or in part on information from third-party valuation services, under the general supervision of the Board. Pursuant to Rule
2a-5
under the 1940 Act, the Board has designated the Adviser as the Fund’s “Valuation Designee” to perform the Fund’s fair value determinations, which are subject to Board oversight, as applicable, and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Adviser’s fair value determinations.
Like the Fund’s investments, a large percentage of the securities in which the Investment Funds and the Portfolio Companies of
Co-Investments
and Direct Investments will not have a readily determinable market price and will be valued periodically by the private investment fund, the
Co-Investment
or the Direct Investment. In this regard, an Investment Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Fund Manager’s compensation or its ability to raise additional funds in the future. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Infrastructure Investment, the accuracy of the valuations provided by the Private Infrastructure Investments, that the Private Infrastructure Investments will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Infrastructure Investments’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could subsequently prove to have been wrong, potentially by significant amounts.

The Fund’s securities valuation and pricing services policies and procedures (the “Valuation Procedures”) provide that valuations for Private Infrastructure Investments will be determined based in part on estimated valuations provided by Investment Fund Managers and also on valuation determinations made by the Adviser pursuant to a valuation methodology that incorporates general private equity pricing principles and information from third-party valuation services, under the general supervision of the Board. The Adviser seeks to maintain accurate Private Infrastructure Investment valuations by undertaking a detailed assessment of a Private Infrastructure Investment’s valuation procedures prior to investing in the Private Infrastructure Investment. Based on the methodology, the Adviser may adjust an Investment Fund’s periodic valuation, as appropriate, including through the use of a third-party valuation service, which uses fair value techniques considered by such service most applicable to the Private Infrastructure Investment. The Fund runs the risk that the Adviser’s valuation techniques will fail to produce the desired results. Any imperfections, errors, or limitations in any model that is used could affect the ability of the Fund to accurately value Private Infrastructure Investment assets. By necessity, models make assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include all knowable information or the most recent information about a company, security, or market factor. In addition, the Adviser may face conflicts of interest in valuing the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Moreover, Investment Fund Managers typically provide estimated valuations on a quarterly basis whereas the Adviser will consider valuations on an ongoing basis and will determine valuations on a daily basis. While any model that may be used would be designed to assist in confirming or adjusting valuation recommendations, the Adviser generally will not have sufficient information in order to be able to confirm with certainty the accuracy of valuations provided by a Private Infrastructure Investment until the Fund receives the Private Infrastructure Investment’s audited annual financial statements (and even then, the Adviser will only be able to confirm the value as of the financial statement date).
A Private Infrastructure Investment’s information could be inaccurate due to fraudulent activity, misevaluation, or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in such a Private Infrastructure Investment, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Private Infrastructure Investment’s valuations of such interests could remain subject to such fraud or error, and the Adviser may, in its sole discretion, determine to discount the value of the interests or value them at zero.
Investors should be aware that situations involving uncertainties as to the valuations by Private Infrastructure Investments could have a material adverse effect on the Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.
Termination of the Fund’s Interest in a Private Infrastructure Investment
. A Private Infrastructure Investment may, among other things, terminate the Fund’s interest in that Private Infrastructure Investment (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Private Infrastructure Investment or if the continued participation of the Fund in the Private Infrastructure Investment would have a material adverse effect on the Private Infrastructure Investment or its assets.
Commitment Strategy
. The Fund anticipates that it will maintain a sizeable cash and/or liquid assets position in anticipation of funding capital calls. The Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by Private Infrastructure Investments.
Holding a sizeable cash and/or liquid assets position may result in lower returns than if the Fund employed a more aggressive “over-commitment” strategy. However, an inadequate cash position presents other risks to the Fund, including the potential inability to fund capital contributions, to pay for repurchases of Units tendered by Investors or to meet expenses generally. Moreover, if the Fund defaults on its commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Private Infrastructure Investment. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow through a credit facility or other arrangements, (iii) cause the Fund, and, indirectly, the Investors to be subject to certain penalties from the Private Infrastructure Investments (including the complete forfeiture of the Fund’s investment in a Private Infrastructure Investment), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).
Registered Investment Companies
. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act or made pursuant to an exemption under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other registered investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. Pursuant to rules adopted by the SEC, the Fund may invest in excess of the above limitations if the Fund and the investment company in which the Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Other provisions of the 1940 Act are less restrictive provided that the Fund is able to meet certain conditions. The above limitations do not apply to the acquisition of units of any registered investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all of the assets of another registered investment company.
The Fund, as a holder of the securities of other investment companies, will bear its pro rata
portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
Cash, Cash Equivalents, Investment Grade Bonds and Money Market Instruments
. The Fund and the Private Infrastructure Investments may invest, including for defensive purposes, some or all of their respective assets in high quality fixed-income securities, money market instruments, money market mutual funds, and other short-term securities, or hold cash or cash equivalents in such amounts as the Subadviser or Investment Fund Managers deem appropriate under the circumstances. In addition, the Fund or a Private Infrastructure Investment may invest in these instruments pending allocation of its respective offering proceeds, and the Fund will retain cash or cash equivalents in sufficient amounts to satisfy capital calls from Private Infrastructure Investments. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.
These investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose credit risks that result in issuer default.
Exchange-Traded Funds
. The Fund may invest in ETFs. ETFs are hybrid investment companies that are registered as open-end
investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end
funds. ETFs in which the Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular equity index.
The risks of investment in an ETF typically reflect the risks of the types of instruments in which the ETF invests. When the Fund invests in ETFs, Investors of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company or ETF. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

The provisions of the 1940 Act may impose certain limitations on the Fund’s investments in other investment companies, including ETFs. In particular, the 1940 Act, subject to certain exceptions, generally limits a fund’s investments in ETFs to no more than (i) 3% of the total outstanding voting stock of any one ETF, (ii) 5% of the fund’s total assets with respect to any one ETF, and (iii) 10% of the fund’s total assets with respect to ETFs or other investment companies in the aggregate (the “Limitation”). Pursuant to rules adopted by the SEC, the Fund may invest in excess of the Limitation if the Fund and the investment company in which the Fund would like to invest comply with certain conditions, including limits on control and voting, required evaluations and findings, required fund investment agreements and limits on complex fund of funds structures. Certain of these conditions do not apply if the Fund is investing in shares issued by affiliated funds. In addition, the Fund may invest in shares issued by money market funds, including certain unregistered money market funds, in excess of the Limitation.
The Fund’s purchase of shares of ETFs may result in the payment by an Investor of duplicative management fees. The Subadviser will consider such fees in determining whether to invest in other mutual funds. The return on the Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.
Hedging
. Subject to the limitations and restrictions of the 1940 Act, the Fund may use derivative transactions, primarily equity options and swaps (and, to a lesser extent, futures and forwards contracts) for hedging purposes. Derivative transactions present risks arising from the use of leverage (which increases the magnitude of losses), volatility, non-correlation
with underlying assets, mispricing, improper valuation, the possibility of default by a counterparty or clearing member and clearing house through which a derivative position is held, and illiquidity. Use of options and swaps transactions for hedging purposes by the Fund could present significant risks, including the risk of losses in excess of the amounts invested. See “Legal and Regulatory Risks.”
Options
. There are various risks associated with transactions in options. The value of options will be affected by many factors, including changes in the value of underlying securities or indices, changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities, and the remaining time to an option’s expiration. The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If no liquid market exists, the Fund might not be able to effect an offsetting transaction in a particular option. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, the Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the index decline. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited. Stock or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the Fund’s counterparty to such bilateral options may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an option may be less than in the case of an exchange-traded option.
Swap Agreements.
Swap agreements are
two-party
contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specified assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular
non-U.S.
currency, or in a security or “basket” of securities representing a particular index. Because swap agreements are two-party
contracts that may be subject to contractual restrictions on transferability and termination, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions. The Fund’s use of swaps could create significant investment leverage.
Futures and Forwards.
Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Certain futures exchanges do not permit trading in particular futures contracts at prices that represent a fluctuation in price during a single day’s trading beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, the Fund could be prevented from promptly liquidating unfavorable positions and thus be subjected to substantial losses. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the futures contracts and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to the risk of loss.
Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is relatively unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. Disruptions can occur in any market traded by the Fund due to unusual trading volume, political intervention, or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Fund would otherwise recommend, to the possible detriment of the Fund. Market illiquidity or disruption could result in major losses to the Fund. In addition, the Fund will be exposed to credit risks with regard to counterparties with whom the Fund trades as well as risks relating to settlement or other default by its counterparties. Such risks could result in substantial losses to the Fund.
Derivatives Counterparty Risk
. The Fund will be subject to credit risk with respect to the counterparties to derivative contracts. There can be no assurance that a counterparty will be able or willing to meet its obligations. Events that affect the ability of the Fund’s counterparties to comply with the terms of the derivative contracts may have an adverse effect on the Fund. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund, if any, the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market
value of the instrument. If a counterparty becomes insolvent, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may obtain a limited or no recovery of amounts due to it under the derivative contract.
Transactions in certain types of derivatives including futures and options on futures as well as some types of swaps are required to be (or are capable of being) centrally cleared. In a transaction involving such derivatives, the Fund’s counterparty is a clearing house so the Fund is subject to the credit risk of the clearing house and the member of the clearing house (the “clearing member”) through which it holds its position. Credit risk of market participants with respect to such derivatives is concentrated in a few clearing houses and clearing members, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is generally obligated to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the insolvency of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. In addition, financial difficulty, fraud or misrepresentation at any of these institutions could lead to significant losses as well as impair the operational capabilities or capital position of the Fund. For example, if a clearing member does not comply with applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Legal and Regulatory Risks
. Legal and regulatory changes that could occur during the term of the Fund may substantially affect private funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and
non-U.S.
securities, derivatives and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Such market regulations may increase the costs of the Fund’s investments, may limit the availability or liquidity of certain investments, or may otherwise adversely affect the value or performance of the Fund’s investments. Any such developments could impair the effectiveness of the Fund’s investments and cause the Fund to lose value. Counterparty risk with respect to derivatives and certain other transactions has also been impacted by rules and regulations affecting such markets. For example, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States and various other jurisdictions.
Greater regulatory scrutiny may increase the Fund’s and the Adviser’s and the Subadviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser and the Subadviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect fund managers, the funds that they manage, the instruments in which funds invest (such as derivatives), and the financial industry as a whole. The European Union (the “EU”), the UK and various other jurisdictions have implemented or are in the process of implementing similar requirements that will affect the Fund when it enters into derivatives transactions with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. These and other legislative and regulatory measures may reduce the availability of some types of derivative instruments, may increase the cost of trading in or maintaining other instruments or positions and may cause uncertainty in the markets for a variety of derivative instruments. While many of these requirements are already in effect, others are still being implemented, so their ultimate impact remains unclear. There can be no assurance that current or future regulatory actions authorized by the Dodd-Frank Act will not have a material adverse effect on the Fund and the Private Infrastructure Investments, significantly reduce the profitability of the Fund, or impair the ability of the Fund and the Private Infrastructure Investments to achieve their investment objectives. In addition, greater regulatory scrutiny may increase the Fund’s and the Adviser’s and the Subadviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund and the Adviser and the Subadviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.
Rule
18f-4
under the 1940 Act governs the classification and use of derivative investments and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule
18f-4
requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk
based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule
18f-4.
If a fund meets certain specified conditions, Rule
18f-4
permits a fund to enter into an unfunded commitment agreement without treating it as a senior security subject to otherwise applicable restrictions under the 1940 Act. In connection with the adoption of Rule
18f-4,
the SEC also eliminated the asset segregation framework for covering certain derivative instruments and related transactions arising from prior SEC guidance. Compliance with Rule
18f-4
could, among other things, make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance. Rule
18f-4
may limit the Fund’s ability to use derivatives as part of its investment strategy.
Since 2021, the SEC has proposed and, in some cases, finalized several new rules regarding a wide range of topics relevant to the Fund and its investments. For example, the SEC has finalized new rules requiring the central clearing of certain cash and repurchase transactions involving U.S. Treasuries and has also proposed new rules that would require public reporting of certain security-based swap transactions. These and other proposed new rules, whether assessed on an individual or collective basis, could fundamentally change the current regulatory framework for relevant markets and market participants, including having a material impact on activities of registered investment advisers and their funds. While it is currently difficult to predict the full impact of these new rules, these rules could make it more difficult for the Fund to execute certain investment strategies and may have an adverse effect on the Fund’s ability to achieve its investment objectives.

The U.S. Commodity Futures Trading Commission (“CFTC”), certain foreign regulators and many futures exchanges have established (and continue to evaluate and revise) limits (“position limits”) on the maximum net long or net short positions which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. It is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser (acting in its capacity as investment adviser of the Fund) may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by other regimes, including those of the European Union (“EU”) and United Kingdom (“UK”), and trading venues that impose position limits on commodity derivative contracts.
The Adviser has claimed the relief provided to
fund-of-funds
operators pursuant to CFTC
No-Action
Letter
12-38
and is therefore not subject to registration or regulation as a pool operator under the Commodity Exchange Act with respect to the Fund. For the Adviser to remain eligible for the relief, the Fund must comply with certain limitations, including limits on their ability to gain exposure to certain financial instruments such as futures, options on futures and certain swaps. These limitations may restrict the Fund’s ability to pursue its investment objectives and strategies, increase the costs of implementing its strategies, result in higher expenses for it, and/or adversely affect its total return.
Repurchase Agreements
. The Fund and Private Infrastructure Investments may enter into repurchase agreements, by which the Fund or the Private Infrastructure Investment purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price typically is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Repurchase agreements are economically similar to collateralized loans and afford the Fund or the Private Infrastructure Investment the opportunity to earn a return on temporarily available cash. The Fund does not have percentage limitations on how much of its total assets may be invested in repurchase agreements. The Fund typically may also use repurchase agreements for cash management and temporary defensive purposes. The Fund may invest in a repurchase agreement that does not produce a positive return to the Fund if the Subadviser believes it is appropriate to do so under the circumstances (for example, to help protect the Fund’s uninvested cash against the risk of loss during periods of market turmoil). While in some cases the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement, for example, against a counterparty undergoing financial distress.
In certain instances, the Fund may engage in repurchase agreement transactions that are novated to the Fixed Income Clearing Corporation (“FICC”) or another clearing house. The clearing house acts as the common counterparty to all repurchase transactions that enter its netting system and guarantees that participants will receive their cash or securities collateral (as applicable) back at the close of repurchase transaction. While this guarantee is intended to mitigate counterparty/credit risk that exists in the case of a bilateral repurchase transaction, the Fund is exposed to risk of delays or losses in the event of a bankruptcy or other default or nonperformance by the clearing house or the clearing house sponsoring member through which the Fund acts in connection with such transactions. Currently the FICC is the only approved clearing house in the U.S. for clearing U.S. government security repurchase transactions.

Control Positions
. Private Infrastructure Investments may take control positions in companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise and other types of liability related to business operations. In addition, the act of taking a control position, or seeking to take such a position, may itself subject a Private Infrastructure Investment to litigation by parties interested in blocking it from taking that position. If such liabilities were to arise, or if such litigation were to be resolved in a manner that adversely affected the Private Infrastructure Investments, those Private Infrastructure Investments would likely incur losses on their investments.
Limited Operating History of Fund Investments
. The Private Infrastructure Investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Subadviser to evaluate past performance or to validate the investment strategies of such Private Infrastructure Investments will be limited. Moreover, even to the extent a Private Infrastructure Investment has a longer operating history, the past investment performance of any of the Private Infrastructure Investments should not be construed as an indication of the future results of such investments, particularly as the investment professionals responsible for the performance of such Private Infrastructure Investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Subadviser relies upon information provided to it by the Investment Fund Managers that is not, and cannot be, independently verified.
Market Disruption and Geopolitical Risk
. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the
COVID-19
pandemic, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in
non-U.S.
and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Private Infrastructure Investments.
The impact of
COVID-19
and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crisis could cause significant market volatility and declines in global financial markets and may affect adversely the global economy, the economies of the United States and other individual countries, the financial performance of individual issuers, borrowers and sectors, and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may also exacerbate other pre-existing
political, social, and economic risks in certain countries or globally. A global pandemic or other widespread health crisis could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates, and adverse effects on the values and liquidity of securities or other assets. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The foregoing could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. Other epidemics or pandemics that arise in the future may have similar impacts.
Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments. The UK left the EU on January 31, 2020 (commonly referred to as “Brexit”). During an
11-month
transition period, the UK and the EU agreed to a Trade and Cooperation Agreement that sets out the agreement for certain parts of the future relationship between the EU and the UK from January 1, 2021. The Trade and Cooperation Agreement does not provide the UK with the same level of rights or access to all goods and services in the EU as the UK previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services, which is yet to be agreed. Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU.
Beginning on January 1, 2021, EU laws ceased to apply in the UK. Many EU laws were initially retained and continued to apply in the UK; however, the UK government has since enacted legislation that will repeal, replace or otherwise make substantial amendments to the EU laws that were initially retained, with a view to those laws being replaced by purely domestic legislation. It is impossible to predict the consequences of these amendments on the Fund and its investments. Such changes could be materially detrimental to investors.
Although one cannot predict the full effect of Brexit, it could have a significant adverse impact on the UK, European and global macroeconomic conditions and could lead to prolonged political, legal, regulatory, tax and economic uncertainty. This uncertainty is likely to continue to impact the global economic climate and may impact opportunities, pricing, availability and cost of bank financing; regulation; values; or exit opportunities of companies or assets based, doing business, or having service or other significant relationships in, the UK or the EU, including companies or assets held or considered for prospective investment by the Fund.
Additionally, in March 2023, the shutdown of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.
Unexpected political, regulatory and diplomatic events within the United States and abroad, such as the U.S.-China “trade war” that intensified in 2018, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The current political climate and the renewal or escalation of a trade war between China and the United States may have an adverse effect on both the U.S. and Chinese economies, including as the result of one country’s imposition of tariffs on the other country’s products. In addition, sanctions or other investment restrictions could preclude a fund from investing in certain Chinese issuers or cause a fund to sell investments at disadvantageous times. Events such as these and their impact on the Fund are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Cyber Security Risk
. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Fund) and their service providers (including the Adviser and the Subadviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, the Private Infrastructure Investments, the Adviser, the Subadviser or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or the Investors. For instance, cyber-attacks may interfere with the processing of Investor transactions, affect the Fund’s ability to calculate its NAV, cause the release of private Investor information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, Investor ownership of Units, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Fund and the Investors could be negatively impacted as a result. The use of artificial intelligence (“AI”) and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. While the Adviser and the Subadviser have established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Fund relies on third-party service providers for many of its day-to-day
operations, and is subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. Any problems relating to the performance and effectiveness of security procedures used by the Fund or third-party service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on an investment in the Fund. The Adviser does not control the cyber security plans and systems put in place by third-party service providers and such third-party service providers may have limited indemnification obligations to the Adviser or the Fund. Similar types of cyber security risks also are present for the Private Infrastructure Investments and other issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the investments of the Private Infrastructure Investments to lose value.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Risks
Investing in the Fund involves risks other than those associated with investments made by the Private Infrastructure Investments. Some of these risks are described below:
No Operating History
. The Fund was organized on November 21, 2024. It has not yet commenced operations as of the date of this Prospectus and has no operating history. The Fund may not succeed in meeting its objective, and its net asset value may decrease. As a new Fund, there is no assurance that the Fund will grow or maintain an economically viable size, which may result in increased Fund expenses or a determination to liquidate the Fund.
Incentive Allocation Arrangements
. Each Investment Fund Manager may receive a performance fee, carried interest or incentive allocation generally equal to 20% of the net profits earned by the private investment fund that it manages, typically subject to a clawback. These performance incentives may create an incentive for the Investment Fund Managers to make investments that are riskier or more speculative than those that might have been made in the absence of the performance fee, carried interest, or incentive allocation. Investment Fund Managers may also receive a performance fee, carried interest or incentive allocation in connection with other Investment Funds.
Availability of Investment Opportunities
. The business of identifying and structuring investments of the types contemplated by the Fund is competitive, and involves a high degree of uncertainty. The availability of investment opportunities is subject to market conditions and may also be affected by the prevailing regulatory or political climate. The Fund will compete for attractive investments with other prospective investors and there can be no assurance that the Subadviser will be able to identify, gain access to, or complete attractive investments, that the investments which are ultimately made will satisfy all of the Fund’s objectives, or that the Fund will be able to fully invest its assets. Other investment vehicles managed or advised by the Adviser, the Subadviser and their affiliates may seek investment opportunities similar to those the Fund may be seeking. Consistent with the Adviser’s and the Subadviser’s allocation policies, the Adviser and the Subadviser will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. Similarly, identifying attractive investment opportunities for an Investment Fund is difficult and involves a high degree of uncertainty. Even if an Investment Fund Manager identifies an attractive investment opportunity, an Investment Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.
The Subadviser may sell the Fund’s holdings of certain of its investments at different times than similar investments are sold by other investment vehicles advised by the Subadviser, particularly if significant repurchases of Units by the Fund occur, which could negatively impact the performance of the Fund.
Inadequate Return
. No assurance can be given that the returns on the Fund’s investments will be proportionate to the risk of investment in the Fund. Potential Investors should not commit money to the Fund unless they have the resources to sustain the loss of their entire investment.
Recourse to the Fund’s Assets
. The Fund’s assets, including any interest in the Private Infrastructure Investments held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Possible Exclusion of Investors Based on Certain Detrimental Effects
. The Fund may repurchase Fund Units held by an Investor or other person acquiring Units from or through an Investor, if: (i) the Units have been transferred in violation of the LLC Agreement or have vested in any person by operation of law (
i.e.
, the result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Investor); (ii) any transferee does not meet any investor eligibility requirements established by the Fund from time to time; (iii) ownership of the Units by the Investor or other person likely will cause the Fund to be in violation of, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; (iv) continued ownership of the Units by the Investor or other person may be harmful or injurious to the business or reputation of the Fund, the Adviser, the Subadviser or the Sponsor, or may subject the Fund or any Investor to an undue risk of adverse tax or other fiscal or regulatory consequences; (v) any of the representations and warranties made by the Investor or other person in connection with the acquisition of the Units was not true when made or has ceased to be true; (vi) the Investor is subject to special laws or regulations, and the Fund determines that the Investor is likely to be subject to additional regulatory or compliance requirements under these special laws or regulations by virtue of continuing to hold the Units; (vii) the Investor’s investment balance falls below $25,000 or the amount the Board determines from time to time to be a minimum investment in the Fund or rises above the amount the Board determines from time to time to be a maximum investment in the Fund; or (viii) the Fund or the Board determines that the repurchase of the Units would be in the interest of the Fund. These provisions may, in effect, deprive an Investor in the Fund of an opportunity for a return that might be received by other Investors.
Potential Significant Effect of the Performance of a Limited Number of Investments or Strategies
. The Subadviser expects that the Fund will participate in multiple investments. The Fund may, however, make investments in a limited number of Private Infrastructure Investments and Investment Funds may make investments in a limited number of Portfolio Companies. These limited numbers of investments may have a significant effect on the performance of the Fund. In addition, the Fund may invest a substantial portion of its assets in Investment Funds that follow a particular investment strategy. In such event, the Fund would be exposed to the risks associated with that strategy to a greater extent than it would if the Fund’s assets were invested more broadly among Investment Funds pursuing various investment strategies.
Placement Risk
. It is expected that many Investors will invest in the Fund with RIAs. When a limited number of RIAs represents a large percentage of Investors, actions recommended by the RIAs may result in significant and undesirable variability in terms of Investor subscription or tender activity. Additionally, it is possible that if a matter is put to a vote at a meeting of Investors, clients of a single RIA may vote as a block, if so recommended by the RIA.
Tax Risks
. Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends.
Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Adviser obtain information from or about the Investment Funds in which the Fund is invested. However, Investment Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Investment Funds in which the Fund can invest.
Investment Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test, described below. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of an Investment Fund’s income until such income has been earned by the Investment Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.

The Fund intends to invest a portion of its assets in the Corporate Subsidiary, a Delaware limited liability company that intends to elect to be treated as a corporation for U.S. federal income tax purposes. A RIC generally does not take into account income earned by a U.S. corporation in which it invests unless and until the corporation distributes such income to the RIC as a dividend. Where, as here, the Corporate Subsidiary will be organized in the U.S., the Corporate Subsidiary will be liable for an entity-level U.S. federal income tax on its income from U.S. and
non-U.S.
sources, as well as any applicable state taxes, which will reduce the Fund’s return on its investment in the Corporate Subsidiary. If a net loss is realized by the Corporate Subsidiary, such loss is not generally available to offset the income of the Fund.
In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified
assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified
assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in an Investment Fund that limit utilization of this cure period. See “Certain Tax Considerations – Taxation of the Fund – Qualification for and Treatment as a Regulated Investment Company.”
If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Investors. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Units.
The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it would be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Investment Funds. The Fund’s investment in Investment Funds will make it difficult to estimate the Fund’s income and gains in a timely fashion. Given the difficulty of estimating Fund income and gains in a timely fashion, each year the Fund is likely to be liable for a 4% excise tax. See “Certain Tax Considerations.”
The Fund may directly or indirectly invest in Investment Funds or Portfolio Companies located outside the United States. Such Investment Funds or Portfolio Companies may be subject to withholding taxes or other taxes in such jurisdictions with respect to their investments or operations, as applicable. In addition, adverse U.S. federal income tax consequences can result by virtue of certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies.” See “Certain Tax Considerations—Passive Foreign Investment Companies.”
Senior Secured Loans
. Senior secured loans are of a type generally incurred by the obligors thereunder in connection with highly leveraged transactions, often (although not exclusively) to finance internal growth, acquisitions, mergers and/or stock purchases. As a result of, among other things, the additional debt incurred by the obligor in the course of such a transaction, the obligor’s creditworthiness is often judged by the rating agencies to be below investment grade. Senior secured loans are typically at the most senior level of the capital structure. Senior secured loans are generally secured on shares in certain group companies and may also be secured by specific collateral or guarantees, including but not limited to, trademarks, patents, accounts receivable, inventory, equipment, buildings, real estate, franchises and common and preferred stock of the obligor and its subsidiaries. Senior secured loans usually have shorter terms than more junior obligations and often require mandatory prepayments from excess cash flow, asset dispositions and offerings of debt and/or equity securities on a priority basis.

Although any particular senior secured loan often will share many similar features with other loans and obligations of its type, the actual terms of any particular senior secured loan will have been a matter of negotiation and will thus be unique. The types of protection afforded to creditors will therefore vary from investment to investment. Because of the unique nature of a loan agreement, and the private syndication of the loan, leveraged loans are generally not as easily purchased or sold as publicly traded securities.
An interest in a
non-investment
grade loan is generally considered speculative in nature and may become a defaulted obligation for a variety of reasons. Upon any investment becoming a defaulted obligation, such defaulted obligation may become subject to either substantial workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal and a substantial change in the terms, conditions and covenants with respect of such defaulted obligation. In addition, such negotiations or restructuring may be quite extensive and protracted over time, and therefore may result in uncertainty with respect to ultimate recovery on such defaulted obligation. The liquidity for defaulted obligations may be limited, and to the extent that defaulted obligations are sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon. Consequently, the fact that a loan is secured does not guarantee that a Private Infrastructure Investment will receive principal and interest payments according to the loan’s terms, or at all, or that a Private Infrastructure Investment will be able to collect on the loan should it be forced to enforce its remedies.
Mezzanine and Other Subordinated Debt, Unsecured Debt, Low/Unrated Debt Risks
. Certain investments (or a portion thereof) may be made in certain high-yield securities known as mezzanine investments, which are subordinated debt securities that may be issued together with an equity security (e.g., with attached warrants). Mezzanine investments can be lower-rated, unsecured and generally subordinate to other obligations of the issuer.
Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities, especially in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.
There are additional risks associated with second-lien or other subordinated loans. In the event of a loss of value of the underlying assets that collateralize the loans, the subordinate portions of the loans may suffer a loss prior to the more senior portions suffering a loss. If a borrower defaults and lacks sufficient assets to satisfy the loan, the Fund may directly or indirectly suffer a loss of principal or interest. If a borrower defaults on the loan or on debt senior to the loan, or in the event of the bankruptcy of a borrower, the loan will be satisfied only after all senior debt is paid in full. Similarly, in the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a direct or indirect loss of investment. Unsecured loans also generally have greater price volatility than secured loans and may be less liquid.
Equity Securities, Warrants, Convertible Securities
. In addition to the Fund’s investment in Private Infrastructure Investments and otherwise, Fund may invest in equity securities that fall within the definition of “subordinated debt investments” or may receive equity securities or warrants rights as a result of its debt investments. As with other investments, the value of equity securities held by the Fund may be adversely affected by actual or perceived negative events relating to the issuer of such securities, the industry or geographic areas in which such issuer operates or the financial markets generally; however, equity securities may be even more susceptible to such events given their subordinate position in the issuer’s capital structure, thus subjecting them to greater price volatility. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options, the terms of which may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.
The Fund may also invest in convertible securities, which have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
Special Situations
. The Fund may make investments in Private Infrastructure Investments or with respect to an obligor involved in (or the target of) acquisition attempts or tender offers, or companies involved in spin-offs and similar transactions. In any investment opportunity involving any such type of business enterprise, there exists the risk that the transaction in which such business enterprise is involved will either be unsuccessful, take considerable time or result in a distribution of cash or a new security, the value of which will be less than the purchase price of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. In connection with such transactions (or otherwise), the Fund may purchase securities on a when-issued basis, which means that delivery and payment take place sometime after the date of the commitment to purchase and are often conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, reorganization or debt restructuring. The purchase price or interest rate receivable with respect to a when issued security is fixed when the Fund enters into the commitment. Such securities are subject to changes in market value prior to their delivery.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	680 Washington Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
Contact Personnel Name	Mark J. Duggan
Purchase Amount [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Repurchased Amount [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of repurchased amount
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	As a Percentage of Average Net Assets Attributable to Common Shares
Class S [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.30%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	0.55%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.79%	[4]
Total Annual Expenses [Percent]	2.64%
Waivers and Reimbursements of Fees [Percent]	(0.50%)	[6]
Net Expense over Assets [Percent]	2.14%
Expense Example, Year 01	$ 22
Expense Example, Years 1 to 3	77
Expense Example, Years 1 to 5	136
Expense Example, Years 1 to 10	$ 294
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class S
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.30%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	0.55%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.04%	[4]
Total Annual Expenses [Percent]	2.89%
Waivers and Reimbursements of Fees [Percent]	(0.50%)	[6]
Net Expense over Assets [Percent]	2.39%
Expense Example, Year 01	$ 24
Expense Example, Years 1 to 3	85
Expense Example, Years 1 to 5	148
Expense Example, Years 1 to 10	$ 318
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.30%	[2]
Distribution/Servicing Fees [Percent]	0.85%	[3]
Acquired Fund Fees and Expenses [Percent]	0.55%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.79%	[4]
Total Annual Expenses [Percent]	3.49%
Waivers and Reimbursements of Fees [Percent]	(0.50%)	[6]
Net Expense over Assets [Percent]	2.99%
Expense Example, Year 01	$ 64
Expense Example, Years 1 to 3	134
Expense Example, Years 1 to 5	206
Expense Example, Years 1 to 10	$ 395
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class M
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0

[1]	While neither the Fund nor the Distributor imposes an initial sales charge on Class S or Class I Units, if you buy Class S or Class I Units through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Class S Units, Class I Units and Class M Units will be sold on a continuous basis at the Fund’s then current net asset value per Unit, plus for Class M Units only, a maximum front-end sales commission of 3.50%. Please consult your financial intermediary for additional information.
[2]	The Investment Management Fee shown is payable in part by the Fund and in part by each Subsidiary. The Fund will pay the Adviser an Investment Management Fee at the annual rate of 1.30% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets (excluding the assets attributable to each Subsidiary). Each Subsidiary will pay the Adviser a management fee at the annual rate of 1.30% payable monthly in arrears, accrued daily based upon such Subsidiary’s average daily Managed Assets. The Investment Management Fee shown in the table is computed as a percentage of the Fund’s net assets.
[3]	The Subadviser and certain funds managed by the Subadviser have received exemptive relief from the SEC that permits the Fund to offer multiple classes of units. Pursuant to such order, the Fund has also adopted a distribution and service plan for Class M Units. Under the Distribution and Service Plan, the Fund may charge a Distribution and/or Service Fee at an annualized rate of 0.85% of the average daily net assets of the Fund that are attributable to Class M Units, determined as of the end of each month. The Distribution and/or Service Fee is paid for distribution and investor services provided to Investors (such as responding to Investor inquiries and providing information regarding investments in Units of the Fund; processing purchase, exchange, and redemption requests by beneficial owners of Units; placing orders with the Fund or its service providers for Units; providing sub-accounting with respect to Units beneficially owned by Investors; and processing distribution payments for Units of the Fund on behalf of Investors). The Distributor may pay all or a portion of the Distribution and/or Service Fee to selling agents that provide distribution and investor services to Investors.
[4]	Other Expenses and Acquired Fund Fees and Expenses represent estimated amounts for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, organization and offering expenses, filing fees, printing fees, administration fees, transfer agency fees, custody fees, accounting and sub-administration fees, shareholder servicing fees, trustee fees and insurance costs. Organization and offering expenses include expenses incurred in the Fund’s initial formation and its continuous offering and are estimated to be approximately $800,000 or 0.19% of net assets.
[5]	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Investment Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” Some of the Investment Funds in which the Fund intends to invest charge incentive fees based on the Investment Funds’ performance. The 0.55% shown as “Acquired Fund Fees and Expenses” reflects estimated operating expenses of the Investment Funds and transaction-related fees. Certain Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00% and up to a 20% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[6]	The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund and each Subsidiary to waive the management fees payable by the Fund and the Subsidiaries and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Subsidiaries) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.75% per annum of the Fund’s average daily net assets (the “Expense Cap”). “Excluded Expenses” is defined to include (a) the management fee paid by the Fund and the Subsidiaries; (b) fees, expenses, allocations, carried interests, etc. of Investment Funds, special purpose vehicles and co-investments in portfolio companies in which the Fund or a Subsidiary may invest; (c) acquired fund fees and expenses of the Fund and any Subsidiary; (d) transaction costs, including legal costs and brokerage commissions, of the Fund and any Subsidiary associated with the acquisition and disposition of primary investments, secondary investments, co-investments, ETF investments, and other investments; (e) interest payments incurred by the Fund or a Subsidiary; (f) fees and expenses incurred in connection with any credit facilities obtained bythe Fund or a Subsidiary; (g) the Distribution and/or Service Fees (as applicable) paid by the Fund; (h) the shareholder servicing fees (as applicable) paid by the Fund; (i) taxes of the Fund or a Subsidiary; (j) extraordinary expenses of the Fund or a Subsidiary (as determined in the sole discretion of the Adviser), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (k) fees and expenses billed directly to a Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Subsidiary; and (l) fees and expenses billed directly to a Subsidiary for custody and fund administration services provided to the Subsidiary. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, the Fund’s administration, custody, transfer agency, recordkeeping, fund accounting and investor services fees, the Fund’s professional fees (outside of professional fees related to transactions), the Fund’s organizational costs and fees and expenses of Fund Directors. To the extent that the Fund’s total annual operating expenses exceed the Expense Cap, the Adviser will pay or reimburse the Fund for expenses and/or waive the management fees payable by the Fund or a Subsidiary to the extent necessary to eliminate such excess. For a period not to exceed 36 months from the date the Fund or a Subsidiary, as applicable, accrues a liability with respect to such amounts paid, waived or reimbursed by the Adviser, the Adviser may recoup amounts paid, waived, or reimbursed, provided that the amount of any such additional payment by the Fund and such Subsidiary in any year, together with all other expenses of the Fund and such Subsidiary, in the aggregate, would not would not cause the Fund’s total annual operating expenses and such Subsidiary’s total annual operating expenses (exclusive of Excluded Expenses) in any such year to exceed either (i) the Expense Cap that was in effect at the time such amounts were paid, waived or reimbursed by the Adviser, or (ii) the Expense Cap that is in effect at the time of such additional payment by the Fund and such Subsidiary. The Expense Limitation and Reimbursement Agreement shall remain in effect for at least one year from the effective date of the Fund’s registration statement and will continue thereafter until such time that the Adviser ceases to be the investment adviser of the Fund or upon mutual agreement among the Adviser and the Board of the Fund. The Adviser has also contractually agreed to waive 0.50% of the Investment Management Fee for a period of one year following the Fund’s commencement of investment operations.